Schedule of Investments (unaudited)	iShares® Core 10+ Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)	$49	$69,258

Aerospace & Defense — 1.1%
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	60	74,351
BAE Systems PLC, 5.80%, 10/11/41(a)	10	13,769
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	65	65,021
3.38%, 06/15/46 (Call 12/15/45)	57	55,562
3.55%, 03/01/38 (Call 09/01/37)	30	30,431
3.60%, 05/01/34 (Call 02/01/34)	50	52,129
3.65%, 03/01/47 (Call 09/01/46)	40	40,055
3.75%, 02/01/50 (Call 08/01/49)	75	77,786
3.85%, 11/01/48 (Call 05/01/48)	35	36,481
3.90%, 05/01/49 (Call 11/01/48)	75	78,728
5.71%, 05/01/40 (Call 11/01/39)	145	185,195
5.81%, 05/01/50 (Call 11/01/49)	290	391,251
5.88%, 02/15/40	60	77,389
5.93%, 05/01/60 (Call 11/01/59)	210	291,661
6.13%, 02/15/33	40	50,925
6.88%, 03/15/39	50	69,535
Bombardier Inc., 7.45%, 05/01/34(a)	40	48,557
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/14/42)	31	35,555
4.25%, 04/01/40 (Call 10/01/39)	75	91,642
4.25%, 04/01/50 (Call 10/01/49)	60	77,724
Howmet Aerospace Inc., 5.95%, 02/01/37	45	52,967
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	25	30,881
5.05%, 04/27/45 (Call 10/27/44)	40	53,202
6.15%, 12/15/40	20	28,787
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	30	30,416
3.60%, 03/01/35 (Call 09/01/34)	60	67,687
3.80%, 03/01/45 (Call 09/01/44)	60	70,090
4.07%, 12/15/42	110	131,470
4.09%, 09/15/52 (Call 03/15/52)	47	58,740
4.50%, 05/15/36 (Call 11/15/35)	46	56,692
4.70%, 05/15/46 (Call 11/15/45)	102	134,881
5.72%, 06/01/40	25	34,756
Series B, 6.15%, 09/01/36	45	64,158
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	35	40,427
4.03%, 10/15/47 (Call 04/15/47)	108	129,989
4.75%, 06/01/43	93	118,297
5.05%, 11/15/40	35	45,605
5.25%, 05/01/50 (Call 11/01/49)	75	106,604
Raytheon Technologies Corp.
3.13%, 07/01/50 (Call 01/01/50)	50	51,992
3.75%, 11/01/46 (Call 05/01/46)	75	84,874
4.05%, 05/04/47 (Call 11/04/46)	55	65,246
4.15%, 05/15/45 (Call 11/16/44)	74	88,152
4.35%, 04/15/47 (Call 10/15/46)	70	86,404
4.45%, 11/16/38 (Call 05/16/38)	65	79,449
4.50%, 06/01/42	200	248,214
4.63%, 11/16/48 (Call 05/16/48)	30	38,960
4.70%, 12/15/41	50	62,915
4.80%, 12/15/43 (Call 06/15/43)	55	70,284
Security	Par (000)	Value

Aerospace & Defense (continued)
4.88%, 10/15/40	$61	$78,435
		4,054,321
Agriculture — 0.7%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	123	120,711
4.00%, 02/04/61 (Call 08/04/60)	110	105,745
4.25%, 08/09/42	83	84,697
4.45%, 05/06/50 (Call 11/06/49)	80	84,480
4.50%, 05/02/43	65	68,751
5.38%, 01/31/44	136	159,113
5.80%, 02/14/39 (Call 08/14/38)	61	74,110
5.95%, 02/14/49 (Call 08/14/48)	125	158,707
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)	55	66,231
4.02%, 04/16/43	45	54,593
4.50%, 03/15/49 (Call 09/15/48)	70	93,351
4.54%, 03/26/42	2	2,591
BAT Capital Corp.
3.98%, 09/25/50 (Call 03/25/50)	75	73,432
4.39%, 08/15/37 (Call 02/15/37)	140	148,705
4.54%, 08/15/47 (Call 02/15/47)	170	178,296
4.76%, 09/06/49 (Call 03/06/49)	75	80,602
Cargill Inc.
3.13%, 05/25/51 (Call 11/25/50)(a)	100	109,227
3.88%, 05/23/49 (Call 11/23/48)(a)	25	30,810
Philip Morris International Inc.
3.88%, 08/21/42	44	47,515
4.13%, 03/04/43	50	55,552
4.25%, 11/10/44	76	87,177
4.38%, 11/15/41	87	100,227
4.50%, 03/20/42	45	52,487
4.88%, 11/15/43	80	97,265
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	75	89,563
5.85%, 08/15/45 (Call 02/12/45)	140	170,380
7.25%, 06/15/37	61	82,450
		2,476,768
Airlines — 0.0%
American Airlines Pass Through Trust, Series 2019-1, Class AA, 3.15%, 08/15/33	60	60,554
British Airways Pass Through Trust, Series 2019-1, Class AA, 3.30%, 06/15/34(a)	9	9,778
JetBlue Pass Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33	14	13,756
United Airlines Pass Through Trust, Series 2019-2, Class AA, 2.70%, 11/01/33	37	37,362
		121,450
Apparel — 0.1%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)	55	62,330
3.38%, 03/27/50 (Call 09/27/49)	75	86,053
3.63%, 05/01/43 (Call 11/01/42)	105	121,279
3.88%, 11/01/45 (Call 05/01/45)	45	54,420
		324,082
Auto Manufacturers — 0.3%
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	36	48,314
Ford Motor Co.
4.75%, 01/15/43	110	117,711
5.29%, 12/08/46 (Call 06/08/46)	75	84,819

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
7.40%, 11/01/46	$25	$33,792
8.90%, 01/15/32	10	13,524
9.98%, 02/15/47	15	24,315
General Motors Co.
5.00%, 04/01/35	78	92,556
5.15%, 04/01/38 (Call 10/01/37)	90	108,343
5.20%, 04/01/45	50	61,950
5.40%, 04/01/48 (Call 10/01/47)	72	92,375
5.95%, 04/01/49 (Call 10/01/48)	65	89,456
6.25%, 10/02/43	73	99,622
6.60%, 04/01/36 (Call 10/01/35)	88	118,903
		985,680
Auto Parts & Equipment — 0.1%
Aptiv PLC
4.40%, 10/01/46 (Call 04/01/46)	25	29,809
5.40%, 03/15/49 (Call 09/15/48)	40	54,462
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	56	66,351
Dana Inc., 4.50%, 02/15/32 (Call 02/15/27)	25	24,378
Goodyear Tire & Rubber Co. (The), 5.63%, 04/30/33 (Call 01/30/33)	30	31,824
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)	20	25,262
		232,086
Banks — 4.4%
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(b)	229	221,963
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(b)	70	69,524
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(b)	110	112,135
4.08%, 04/23/40 (Call 04/23/39),
(3 mo. LIBOR US + 1.320%)(b)	113	130,270
4.08%, 03/20/51 (Call 03/20/50),
(3 mo. LIBOR US + 3.150%)(b)	330	402,923
4.24%, 04/24/38 (Call 04/24/37),
(3 mo. LIBOR US + 1.814%)(b)	186	218,500
4.33%, 03/15/50 (Call 03/15/49),
(3 mo. LIBOR US + 1.520%)(b)	191	239,508
4.44%, 01/20/48 (Call 01/20/47),
(3 mo. LIBOR US + 1.990%)(b)	195	247,125
4.88%, 04/01/44	95	124,239
5.00%, 01/21/44	187	244,835
5.88%, 02/07/42	115	164,911
7.75%, 05/14/38	125	196,631
Series L, 4.75%, 04/21/45	105	133,077
Barclays PLC, 4.95%, 01/10/47	260	339,303
BNP Paribas SA, 2.82%, 01/26/41(a)	200	190,426
Citigroup Inc.
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(b)	100	99,478
3.88%, 01/24/39 (Call 01/22/38),
(3 mo. LIBOR US + 1.168%)(b)	120	136,498
4.65%, 07/30/45	67	85,837
4.65%, 07/23/48 (Call 06/23/48)	55	72,599
4.75%, 05/18/46	110	138,965
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(b)	122	161,716
6.00%, 10/31/33	86	111,893
6.13%, 08/25/36	100	136,623
6.63%, 06/15/32	90	120,464
6.68%, 09/13/43	85	129,977
8.13%, 07/15/39	111	188,849
Commonwealth Bank of Australia
3.74%, 09/12/39(a)	200	217,128
Security	Par (000)	Value

Banks (continued)
3.90%, 07/12/47(a)	$190	$235,026
Cooperatieve Rabobank U.A., 5.25%, 08/04/45	290	392,152
Fifth Third Bancorp., 8.25%, 03/01/38	92	153,316
Goldman Sachs Capital I, 6.35%, 02/15/34	105	146,038
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(b)	100	99,756
3.21%, 04/22/42 (Call 04/22/41), (SOFR + 1.513%)(b)	150	155,868
4.02%, 10/31/38 (Call 10/31/37),
(3 mo. LIBOR US + 1.373%)(b)	173	197,260
4.41%, 04/23/39 (Call 04/23/38),
(3 mo. LIBOR US + 1.430%)(b)	111	132,358
4.75%, 10/21/45 (Call 04/21/45)	87	113,471
4.80%, 07/08/44 (Call 01/08/44)	96	123,008
5.15%, 05/22/45	80	104,586
6.13%, 02/15/33	65	85,940
6.25%, 02/01/41	136	197,683
6.45%, 05/01/36	55	75,034
6.75%, 10/01/37	313	442,742
HSBC Holdings PLC
6.50%, 05/02/36	195	265,149
6.50%, 09/15/37	175	241,661
6.80%, 06/01/38	230	328,511
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31)(a)(b)	50	50,079
4.95%, 06/01/42 (Call 06/01/41)(a)(b)	50	51,377
JPMorgan Chase & Co.
2.53%, 11/19/41 (Call 11/19/40), (SOFR + 1.510%)(b)	117	111,315
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(b)	120	124,985
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(b)	176	184,775
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(b)	200	217,828
3.88%, 07/24/38 (Call 07/24/37),
(3 mo. LIBOR US + 1.360%)(b)	202	230,753
3.96%, 11/15/48 (Call 11/15/47),
(3 mo. LIBOR US + 1.380%)(b)	205	243,729
4.03%, 07/24/48 (Call 07/24/47),
(3 mo. LIBOR US + 1.460%)(b)	125	149,157
4.26%, 02/22/48 (Call 02/22/47),
(3 mo. LIBOR US + 1.580%)(b)	115	142,309
4.95%, 06/01/45	140	184,712
5.50%, 10/15/40	81	110,538
5.60%, 07/15/41	129	180,975
5.63%, 08/16/43	115	159,496
6.40%, 05/15/38	173	251,532
KfW
0.00%, 04/18/36(c)	155	121,289
0.00%, 06/29/37(c)	145	111,095
Lloyds Banking Group PLC, 5.30%, 12/01/45	200	269,866
Mitsubishi UFJ Financial Group Inc.
4.15%, 03/07/39(d)	96	114,838
4.29%, 07/26/38	95	114,558
Morgan Stanley
2.80%, 01/25/52 (Call 07/25/51), (SOFR + 1.430%)(b)	75	74,834
3.97%, 07/22/38 (Call 07/22/37),
(3 mo. LIBOR US + 1.455%)(b)	70	80,737
4.30%, 01/27/45	266	329,108
4.38%, 01/22/47	165	209,104
4.46%, 04/22/39 (Call 04/22/38),
(3 mo. LIBOR US + 1.431%)(b)	132	160,363
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(b)	106	161,470
6.38%, 07/24/42	52	79,075

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
7.25%, 04/01/32	$159	$229,181
Regions Financial Corp., 7.38%, 12/10/37	60	91,238
Societe Generale SA, 3.63%, 03/01/41(a)	200	205,844
Standard Chartered PLC, 5.70%, 03/26/44(a)	200	258,198
Sumitomo Mitsui Financial Group Inc., 2.93%, 09/17/41	50	49,582
Wachovia Corp., 5.50%, 08/01/35	80	102,777
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/29/40), (SOFR + 2.530%)(b)	295	303,375
3.90%, 05/01/45	115	134,355
4.65%, 11/04/44	155	190,039
4.90%, 11/17/45	143	182,488
5.01%, 04/04/51 (Call 04/04/50), (SOFR + 4.502%)(b)	335	463,878
5.38%, 11/02/43	66	87,773
5.61%, 01/15/44	195	264,597
Wells Fargo Bank N.A., 6.60%, 01/15/38	285	418,294
Westpac Banking Corp.
3.13%, 11/18/41	95	94,255
4.42%, 07/24/39	120	142,424
		15,563,151
Beverages — 1.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	323	388,572
4.90%, 02/01/46 (Call 08/01/45)	545	692,101
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	110	133,074
4.70%, 02/01/36 (Call 08/01/35)	80	96,409
Anheuser-Busch InBev Worldwide Inc.
4.38%, 04/15/38 (Call 10/15/37)	180	209,873
4.44%, 10/06/48 (Call 04/06/48)	156	187,824
4.50%, 06/01/50 (Call 12/01/49)	155	192,084
4.60%, 04/15/48 (Call 10/15/47)	193	235,347
4.60%, 06/01/60 (Call 12/01/59)	84	104,662
4.75%, 04/15/58 (Call 10/15/57)	135	171,323
5.55%, 01/23/49 (Call 07/23/48)	285	395,423
5.80%, 01/23/59 (Call 07/23/58)	160	234,499
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)	20	23,511
4.50%, 07/15/45 (Call 01/15/45)	62	80,743
Coca-Cola Co. (The)
2.50%, 06/01/40	156	154,273
2.50%, 03/15/51	125	122,069
2.60%, 06/01/50	135	134,087
2.75%, 06/01/60	15	15,003
2.88%, 05/05/41	100	103,898
3.00%, 03/05/51	40	42,590
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	45	49,997
4.10%, 02/15/48 (Call 08/15/47)	45	51,572
4.50%, 05/09/47 (Call 11/09/46)	45	54,811
5.25%, 11/15/48 (Call 05/15/48)	25	33,501
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	55	65,152
5.88%, 09/30/36	70	98,853
Diageo Investment Corp.
4.25%, 05/11/42	57	70,245
7.45%, 04/15/35	10	15,466
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	160	170,366
Security	Par (000)	Value

Beverages (continued)
Heineken NV
4.00%, 10/01/42(a)	$10	$11,932
4.35%, 03/29/47 (Call 09/29/46)(a)	40	51,543
Keurig Dr Pepper Inc.
3.80%, 05/01/50 (Call 11/01/49)	45	50,643
4.42%, 12/15/46 (Call 06/15/46)	30	36,319
4.50%, 11/15/45 (Call 05/15/45)	40	48,716
4.99%, 05/25/38 (Call 11/25/37)	50	62,482
5.09%, 05/25/48 (Call 11/25/47)	58	76,738
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	109	120,833
5.00%, 05/01/42	75	90,985
PepsiCo Inc.
2.63%, 10/21/41 (Call 04/21/41)	25	25,477
2.75%, 10/21/51 (Call 04/21/51)	25	25,903
3.38%, 07/29/49 (Call 01/29/49)	47	53,811
3.45%, 10/06/46 (Call 04/06/46)	34	38,761
3.63%, 03/19/50 (Call 09/19/49)	19	22,762
		5,044,233
Biotechnology — 0.7%
Amgen Inc.
2.77%, 09/01/53 (Call 03/01/53)	297	280,362
3.15%, 02/21/40 (Call 08/21/39)	215	220,102
3.38%, 02/21/50 (Call 08/21/49)	195	203,941
4.66%, 06/15/51 (Call 12/15/50)	175	224,717
4.95%, 10/01/41	126	158,914
5.15%, 11/15/41 (Call 05/15/41)	111	143,026
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	79	106,197
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	100	98,143
3.25%, 02/15/51 (Call 08/15/50)(a)	114	113,657
Gilead Sciences Inc.
4.15%, 03/01/47 (Call 09/01/46)	180	213,278
4.50%, 02/01/45 (Call 08/01/44)	150	184,756
4.60%, 09/01/35 (Call 03/01/35)	120	145,000
4.75%, 03/01/46 (Call 09/01/45)	163	206,725
4.80%, 04/01/44 (Call 10/01/43)	130	164,277
Royalty Pharma PLC
3.30%, 09/02/40 (Call 03/02/40)	25	25,047
3.35%, 09/02/51 (Call 03/02/51)	25	24,351
3.55%, 09/02/50 (Call 03/02/50)	120	120,736
		2,633,229
Building Materials — 0.2%
Builders FirstSource Inc., 4.25%, 02/01/32 (Call 08/01/26)(a)	65	65,369
Carrier Global Corp.
3.38%, 04/05/40 (Call 10/05/39)	95	99,311
3.58%, 04/05/50 (Call 10/05/49)	135	144,224
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	40	50,102
4.63%, 07/02/44 (Call 01/02/44)	30	37,165
4.95%, 07/02/64 (Call 01/02/64)(e)	18	24,555
Lafarge SA, 7.13%, 07/15/36	25	36,748
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	20	20,548
4.25%, 12/15/47 (Call 06/15/47)	55	65,938
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	30	30,446
4.50%, 05/15/47 (Call 11/15/46)	32	39,159

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	$32	$37,598
4.40%, 01/30/48 (Call 07/30/47)	50	59,688
7.00%, 12/01/36	20	28,766
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	40	50,266
4.70%, 03/01/48 (Call 09/01/47)	45	58,135
		848,018
Chemicals — 1.0%
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)	75	76,362
2.80%, 05/15/50 (Call 11/15/49)	65	67,168
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	45	59,247
Ashland LLC, 6.88%, 05/15/43 (Call 02/15/43)	25	31,636
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(f)	200	238,944
CF Industries Inc.
4.95%, 06/01/43	57	68,698
5.15%, 03/15/34	50	60,105
5.38%, 03/15/44	35	44,280
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	69	80,099
4.38%, 11/15/42 (Call 05/15/42)	102	122,293
4.63%, 10/01/44 (Call 04/01/44)	45	55,612
4.80%, 05/15/49 (Call 11/15/48)	80	103,724
5.25%, 11/15/41 (Call 05/15/41)	51	66,092
9.40%, 05/15/39	48	86,812
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	86	111,315
5.42%, 11/15/48 (Call 05/15/48)	130	182,902
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	39	47,091
4.80%, 09/01/42 (Call 03/01/42)	45	55,207
Ecolab Inc., 2.75%, 08/18/55 (Call 02/18/55)(a)	127	128,039
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	35	42,874
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(a)	40	51,945
International Flavors & Fragrances Inc.
3.27%, 11/15/40 (Call 05/15/40)(a)	75	77,230
4.38%, 06/01/47 (Call 12/01/46)	45	53,933
Linde Inc./CT, 3.55%, 11/07/42 (Call 05/07/42)	80	91,642
Lubrizol Corp. (The), 6.50%, 10/01/34	15	21,662
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	68	84,662
5.25%, 07/15/43	38	49,018
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	30	31,218
3.63%, 04/01/51 (Call 04/01/50)	56	60,096
3.80%, 10/01/60 (Call 04/01/60)	30	32,212
4.20%, 10/15/49 (Call 04/15/49)	70	81,803
4.20%, 05/01/50 (Call 11/01/49)	60	69,827
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	71	88,333
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	20	20,341
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)	40	48,022
5.63%, 11/15/43 (Call 05/15/43)	35	47,155
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	30	35,316
4.13%, 03/15/35 (Call 09/15/34)	55	63,028
4.90%, 06/01/43 (Call 12/01/42)	50	64,681
Security	Par (000)	Value

Chemicals (continued)
5.00%, 04/01/49 (Call 10/01/48)	$25	$33,668
5.25%, 01/15/45 (Call 07/15/44)	20	27,291
5.63%, 12/01/40	51	70,597
6.13%, 01/15/41 (Call 07/15/40)	35	50,070
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	30	35,022
5.25%, 06/01/45 (Call 12/01/44)	15	19,428
Sherwin-Williams Co. (The)
2.90%, 03/15/52 (Call 09/15/51)	40	39,218
3.30%, 05/15/50 (Call 11/15/49)	45	47,954
3.80%, 08/15/49 (Call 02/15/49)	30	34,521
4.00%, 12/15/42 (Call 06/15/42)	40	45,929
4.50%, 06/01/47 (Call 12/01/46)	65	81,455
4.55%, 08/01/45 (Call 02/01/45)	10	12,461
Westlake Chemical Corp.
4.38%, 11/15/47 (Call 05/15/47)	50	59,224
5.00%, 08/15/46 (Call 02/15/46)	41	52,209
		3,409,671
Commercial Services — 1.0%
ADT Security Corp. (The), 4.88%, 07/15/32(a)	41	40,590
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	15	17,978
4.32%, 08/01/45	25	33,047
4.70%, 11/01/2111	25	38,056
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	32	49,377
DP World Ltd./United Arab Emirates, 6.85%, 07/02/37(a)	300	394,419
Duke University
Series 2020, 2.68%, 10/01/44	30	31,110
Series 2020, 2.76%, 10/01/50(d)	40	42,668
Series 2020, 2.83%, 10/01/55	15	16,000
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	30	32,165
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)	70	84,290
7.00%, 10/15/37(a)	110	164,365
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	35	34,209
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	50	52,303
George Washington University (The)
4.87%, 09/15/45	40	54,802
Series 2014, 4.30%, 09/15/44	20	25,625
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	25	31,461
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	45	46,357
Series B, 4.32%, 04/01/49 (Call 10/01/48)	46	58,425
Global Payments Inc., 4.15%, 08/15/49 (Call 02/15/49)	80	90,465
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	25	32,573
Series A, 2.81%, 01/01/60 (Call 07/01/59)	30	30,861
Leland Stanford Junior University (The)
2.41%, 06/01/50 (Call 12/01/49)	10	10,182
3.65%, 05/01/48 (Call 11/01/47)	65	81,009
Massachusetts Institute of Technology
3.89%, 07/01/2116	50	65,201
3.96%, 07/01/38	25	29,966
4.68%, 07/01/2114	30	46,900
5.60%, 07/01/2111	30	56,116
Series F, 2.99%, 07/01/50 (Call 01/01/50)	10	11,318
Series G, 2.29%, 07/01/51 (Call 01/01/51)	45	44,148

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Moody’s Corp.
3.10%, 11/29/61 (Call 05/29/61)	$95	$95,474
3.25%, 05/20/50 (Call 11/20/49)	45	48,217
4.88%, 12/17/48 (Call 06/17/48)	50	67,710
5.25%, 07/15/44	51	69,616
Northeastern University, Series 2020, 2.89%, 10/01/50	30	30,749
Northwestern University
4.64%, 12/01/44	15	19,876
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	25	31,022
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	30	31,074
PayPal Holdings Inc., 3.25%, 06/01/50 (Call 12/01/49)	94	101,742
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	35	36,307
3.15%, 07/15/46 (Call 01/15/46)	35	40,020
4.88%, 10/15/40	115	157,552
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	15	15,167
S&P Global Inc., 3.25%, 12/01/49 (Call 06/01/49)	86	95,230
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	25	31,285
Trustees of Princeton University (The)
5.70%, 03/01/39	40	58,513
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	40	40,710
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)	30	36,068
4.67%, 09/01/2112(d)	30	46,858
United Rentals North America Inc., 3.75%, 01/15/32 (Call 07/15/26)	50	49,248
University of Chicago (The), 4.00%, 10/01/53 (Call 04/01/53)	70	88,709
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	56	67,001
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	30	31,212
3.03%, 10/01/39	25	26,796
5.25%, 10/01/2111	45	76,966
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	40	48,909
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	25	27,536
5.50%, 06/15/45 (Call 12/15/44)	40	55,134
William Marsh Rice University, 3.57%, 05/15/45	65	75,178
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	38	38,363
		3,384,228
Computers — 1.0%
Apple Inc.
2.38%, 02/08/41 (Call 08/08/40)	60	58,438
2.40%, 08/20/50 (Call 06/20/50)	140	132,695
2.55%, 08/20/60 (Call 02/20/60)	60	56,798
2.65%, 05/11/50 (Call 11/11/49)	208	206,771
2.65%, 02/08/51 (Call 08/08/50)	150	148,968
2.70%, 08/05/51 (Call 02/05/51)	95	95,240
2.85%, 08/05/61 (Call 02/05/61)	100	100,879
3.45%, 02/09/45	200	224,622
3.85%, 05/04/43	240	284,498
3.85%, 08/04/46 (Call 02/04/46)	155	185,231
4.25%, 02/09/47 (Call 08/09/46)	80	101,012
4.38%, 05/13/45	166	212,483
4.50%, 02/23/36 (Call 08/23/35)	160	200,907
4.65%, 02/23/46 (Call 08/23/45)	275	364,551
	Par
Security	(000)	Value

Computers (continued)
Dell Inc.
5.40%, 09/10/40	$15	$17,434
6.50%, 04/15/38	30	38,077
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)	99	151,309
8.35%, 07/15/46 (Call 01/15/46)	130	218,035
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	113	148,940
6.35%, 10/15/45 (Call 04/15/45)	70	94,936
HP Inc., 6.00%, 09/15/41	92	122,272
International Business Machines Corp.
4.00%, 06/20/42	155	179,265
4.25%, 05/15/49	110	135,779
4.70%, 02/19/46	130	169,857
5.60%, 11/30/39	35	48,504
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	30	34,245
		3,731,746
Cosmetics & Personal Care — 0.1%
Avon Products Inc., 8.45%, 03/15/43	20	24,760
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	35	43,628
4.00%, 08/15/45	85	108,782
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	56	61,452
4.15%, 03/15/47 (Call 09/15/46)	10	12,729
4.38%, 06/15/45 (Call 12/15/44)	20	25,515
6.00%, 05/15/37	60	86,078
Procter & Gamble Co. (The)
3.55%, 03/25/40	35	41,082
3.60%, 03/25/50	25	31,586
		435,612
Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	45	53,434
4.20%, 05/15/47 (Call 11/15/46)	35	44,571
4.60%, 06/15/45 (Call 12/15/44)	55	72,080
		170,085
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41 (Call 04/29/41)	240	247,527
American Express Co., 4.05%, 12/03/42	112	134,893
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50 (Call 03/30/50)(a)	25	24,335
2.85%, 08/05/51 (Call 02/05/51)(a)	45	44,405
3.50%, 09/10/49 (Call 03/10/49)(a)	40	44,146
4.00%, 10/02/47 (Call 04/02/47)(a)	20	23,951
4.45%, 07/15/45(a)	40	50,926
5.00%, 06/15/44(a)	30	39,623
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	118	146,157
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	55	58,508
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	117	164,355
Intercontinental Exchange Inc.
3.00%, 06/15/50 (Call 12/15/49)	132	132,492
3.00%, 09/15/60 (Call 03/15/60)	120	116,830
4.25%, 09/21/48 (Call 03/21/48)	95	114,545
Invesco Finance PLC, 5.38%, 11/30/43	55	73,739
Jefferies Group LLC, 6.25%, 01/15/36	90	119,893
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)	50	66,142

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Legg Mason Inc., 5.63%, 01/15/44	$45	$62,409
Mastercard Inc.
3.65%, 06/01/49 (Call 12/01/48)	50	58,451
3.80%, 11/21/46 (Call 05/21/46)	146	175,045
3.85%, 03/26/50 (Call 09/26/49)	75	90,392
Nasdaq Inc., 3.25%, 04/28/50 (Call 10/28/49)	64	65,936
Navient Corp., 5.63%, 08/01/33	45	41,840
Raymond James Financial Inc., 4.95%, 07/15/46	60	79,435
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 4.00%, 10/15/33 (Call 10/15/27)(a)	55	53,914
Visa Inc.
2.70%, 04/15/40 (Call 10/15/39)	97	99,164
4.15%, 12/14/35 (Call 06/14/35)	245	292,417
4.30%, 12/14/45 (Call 06/14/45)	237	300,573
Western Union Co. (The), 6.20%, 11/17/36	71	88,700
		3,010,743
Electric — 6.0%
Abu Dhabi National Energy Co. PJSC, 6.50%, 10/27/36(a)	125	178,487
AEP Transmission Co. LLC
3.75%, 12/01/47 (Call 06/01/47)	35	40,286
3.80%, 06/15/49 (Call 12/15/48)	55	64,432
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	25	25,553
3.13%, 07/15/51 (Call 01/15/51)	30	31,422
3.45%, 10/01/49 (Call 04/01/49)	65	70,846
4.15%, 08/15/44 (Call 02/15/44)	50	59,325
6.00%, 03/01/39	55	77,484
Series A, 4.30%, 07/15/48 (Call 01/15/48)	57	70,690
Series B, 3.70%, 12/01/47 (Call 06/01/47)	85	96,733
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	30	31,164
3.70%, 12/01/47 (Call 06/01/47)	65	76,240
4.15%, 03/15/46 (Call 09/15/45)	30	37,110
American Electric Power Co. Inc., 3.25%, 03/01/50 (Call 09/01/49)	55	55,823
Appalachian Power Co.
7.00%, 04/01/38	101	148,794
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	40	49,633
Arizona Public Service Co.
3.35%, 05/15/50 (Call 11/15/49)	40	42,534
3.50%, 12/01/49 (Call 06/01/49)	30	32,272
3.75%, 05/15/46 (Call 11/15/45)	40	44,743
4.20%, 08/15/48 (Call 02/15/48)	30	35,511
4.35%, 11/15/45 (Call 05/15/45)	40	48,135
4.50%, 04/01/42 (Call 10/01/41)	41	49,159
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	45	57,087
Baltimore Gas & Electric Co.
3.75%, 08/15/47 (Call 02/15/47)	80	93,978
4.25%, 09/15/48 (Call 03/15/48)	10	12,560
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(a)	40	50,328
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)	55	62,494
4.25%, 10/15/50 (Call 04/15/50)	85	104,752
4.45%, 01/15/49 (Call 07/15/48)	78	97,710
4.50%, 02/01/45 (Call 08/01/44)	83	102,499
5.15%, 11/15/43 (Call 05/15/43)	35	45,940
6.13%, 04/01/36	106	144,873
Security	Par (000)	Value

Electric (continued)
Black Hills Corp.
4.20%, 09/15/46 (Call 03/15/46)	$30	$34,962
4.35%, 05/01/33 (Call 02/01/33)	70	80,226
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	50	56,906
3.95%, 03/01/48 (Call 09/01/47)	65	79,319
4.50%, 04/01/44 (Call 10/01/43)	60	76,398
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	15	19,229
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	15	15,557
Clearway Energy Operating LLC, 3.75%, 01/15/32 (Call 01/15/27)(a)	20	19,719
Cleco Corporate Holdings LLC, 4.97%, 05/01/46 (Call 11/01/45)	30	37,062
CMS Energy Corp., 4.88%, 03/01/44 (Call 09/01/43)	50	64,398
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(f)	180	201,426
Comision Federal de Electricidad, 4.68%, 02/09/51 (Call 08/09/50)(f)	200	185,954
Commonwealth Edison Co.
3.65%, 06/15/46 (Call 12/15/45)	75	86,580
3.70%, 03/01/45 (Call 09/01/44)	15	17,454
4.00%, 03/01/49 (Call 09/01/48)	40	48,688
4.35%, 11/15/45 (Call 05/15/45)	50	62,050
4.70%, 01/15/44 (Call 07/15/43)	60	77,823
6.45%, 01/15/38	30	44,242
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	40	47,293
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	60	64,699
Connecticut Light & Power Co. (The) 4.30%, 04/15/44 (Call 10/15/43)	50	61,927
Series A, 4.15%, 06/01/45 (Call 12/01/44)	15	18,745
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61 (Call 12/15/60)	75	81,251
3.85%, 06/15/46 (Call 12/15/45)	50	56,020
3.95%, 03/01/43 (Call 09/01/42)	40	44,333
4.45%, 03/15/44 (Call 09/15/43)	80	95,473
4.50%, 12/01/45 (Call 06/01/45)	55	66,652
4.50%, 05/15/58 (Call 11/15/57)	60	75,524
4.63%, 12/01/54 (Call 06/01/54)	70	88,852
Series 06-A, 5.85%, 03/15/36	30	39,733
Series 08-B, 6.75%, 04/01/38	60	88,330
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	60	67,508
Series C, 4.00%, 11/15/57 (Call 05/15/57)	45	52,478
Series C, 4.30%, 12/01/56 (Call 06/01/56)	35	42,519
Series E, 4.65%, 12/01/48 (Call 06/01/48)	70	88,413
Consumers Energy Co.
3.10%, 08/15/50 (Call 02/15/50)	56	59,773
4.05%, 05/15/48 (Call 11/15/47)	105	129,845
4.35%, 04/15/49 (Call 10/15/48)	60	77,285
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	35	40,711
Dominion Energy Inc.
7.00%, 06/15/38	60	87,745
Series A, 4.60%, 03/15/49 (Call 09/15/48)	50	64,031
Series B, 5.95%, 06/15/35	70	92,800
Series C, 4.05%, 09/15/42 (Call 03/15/42)	55	62,872
Series C, 4.90%, 08/01/41 (Call 02/01/41)	60	75,222
Series F, 5.25%, 08/01/33	50	61,741
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	30	37,484
5.10%, 06/01/65 (Call 12/01/64)	45	66,957
5.30%, 05/15/33	66	84,848

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.45%, 02/01/41 (Call 08/01/40)	$25	$34,241
6.05%, 01/15/38	56	79,712
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	30	31,234
3.70%, 03/15/45 (Call 09/15/44)	55	63,153
3.75%, 08/15/47 (Call 02/15/47)	35	40,798
3.95%, 03/01/49 (Call 09/01/48)	55	66,520
4.30%, 07/01/44 (Call 01/01/44)	30	37,186
Series A, 4.00%, 04/01/43 (Call 10/01/42)	25	29,672
Series A, 4.05%, 05/15/48 (Call 11/15/47)	40	48,945
Duke Energy Carolinas LLC
3.70%, 12/01/47 (Call 06/01/47)	75	84,547
3.75%, 06/01/45 (Call 12/01/44)	50	57,362
3.88%, 03/15/46 (Call 09/15/45)	65	75,046
3.95%, 03/15/48 (Call 09/15/47)	45	53,176
4.25%, 12/15/41 (Call 06/15/41)	40	47,755
6.00%, 01/15/38	30	41,926
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	115	124,141
3.95%, 08/15/47 (Call 02/15/47)	65	72,777
4.80%, 12/15/45 (Call 06/15/45)	70	88,025
Duke Energy Florida LLC
0.00%, 12/15/51 (Call 06/15/51)(c)	45	45,649
3.40%, 10/01/46 (Call 04/01/46)	50	53,633
3.85%, 11/15/42 (Call 05/15/42)	25	28,478
6.35%, 09/15/37	45	65,258
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 11/15/45)	40	46,204
6.12%, 10/15/35	35	46,984
6.35%, 08/15/38	35	50,164
6.45%, 04/01/39	45	65,341
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	70	74,684
Duke Energy Ohio Inc., 3.70%, 06/15/46 (Call 12/15/45)	20	22,911
Duke Energy Progress LLC
2.90%, 08/15/51 (Call 02/15/51)	50	50,710
3.60%, 09/15/47 (Call 03/15/47)	55	62,136
3.70%, 10/15/46 (Call 04/15/46)	50	57,441
4.10%, 05/15/42 (Call 11/15/41)	45	52,403
4.10%, 03/15/43 (Call 09/15/42)	50	58,856
4.15%, 12/01/44 (Call 06/01/44)	55	64,940
4.20%, 08/15/45 (Call 02/15/45)	65	78,754
4.38%, 03/30/44 (Call 09/30/43)	25	30,487
6.30%, 04/01/38	50	71,342
E.ON International Finance BV, 6.65%, 04/30/38(a)	90	128,406
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	10	12,400
6.00%, 05/15/35	26	34,428
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)	70	84,556
4.88%, 01/22/44(a)	145	182,520
4.95%, 10/13/45 (Call 04/13/45)(a)	95	122,791
5.00%, 09/21/48 (Call 03/21/48)(a)	90	120,446
5.25%, 10/13/55 (Call 04/13/55)(a)	40	54,268
6.00%, 01/22/2114(a)	75	111,453
6.95%, 01/26/39(a)	105	155,548
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	75	89,870
Enel Finance International NV
4.75%, 05/25/47(a)	35	43,743
6.00%, 10/07/39(a)	115	157,072
6.80%, 09/15/37(a)	115	166,789
Security	Par (000)	Value

Electric (continued)
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	$35	$33,473
4.20%, 04/01/49 (Call 10/01/48)	75	92,410
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	15	16,626
Entergy Louisiana LLC
3.10%, 06/15/41 (Call 12/15/40)	50	51,995
4.20%, 09/01/48 (Call 03/01/48)	100	122,673
4.95%, 01/15/45 (Call 01/15/25)	50	53,934
Entergy Mississippi LLC, 3.85%, 06/01/49 (Call 12/01/48)	24	28,191
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	50	54,645
4.50%, 03/30/39 (Call 09/30/38)	60	71,682
Evergy Kansas Central Inc.
3.45%, 04/15/50 (Call 10/15/49)	50	54,737
4.10%, 04/01/43 (Call 10/01/42)	40	47,712
4.13%, 03/01/42 (Call 09/01/41)	56	65,975
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	45	54,945
5.30%, 10/01/41 (Call 04/01/41)	40	53,280
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)	35	37,546
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	85	105,513
4.70%, 04/15/50 (Call 10/15/49)	65	83,840
5.10%, 06/15/45 (Call 12/15/44)	65	86,541
5.63%, 06/15/35	55	70,634
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	60	71,874
6.25%, 10/01/39	88	112,562
FirstEnergy Corp.
Series C, 3.40%, 03/01/50 (Call 09/01/49)	50	49,471
Series C, 5.35%, 07/15/47 (Call 01/15/47)	65	77,297
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(a)	25	29,250
5.45%, 07/15/44 (Call 01/15/44)(a)	30	38,113
Florida Power & Light Co.
2.88%, 12/04/51 (Call 06/04/51)	50	51,697
3.70%, 12/01/47 (Call 06/01/47)	35	40,992
3.95%, 03/01/48 (Call 09/01/47)	55	67,149
3.99%, 03/01/49 (Call 09/01/48)	55	67,644
4.05%, 06/01/42 (Call 12/01/41)	35	41,957
4.05%, 10/01/44 (Call 04/01/44)	50	60,812
4.13%, 02/01/42 (Call 08/01/41)	40	48,384
4.13%, 06/01/48 (Call 12/01/47)	60	75,376
5.25%, 02/01/41 (Call 08/01/40)	25	33,933
5.63%, 04/01/34	40	53,833
5.69%, 03/01/40	45	64,490
5.95%, 02/01/38	50	70,840
5.96%, 04/01/39	50	72,087
Georgia Power Co.
4.30%, 03/15/42	110	126,166
Series 10-C, 4.75%, 09/01/40	50	59,129
Series B, 3.70%, 01/30/50 (Call 07/30/49)	55	59,799
Great River Energy, 6.25%, 07/01/38(a)	36	43,370
Iberdrola International BV, 6.75%, 07/15/36	50	74,860
Indiana Michigan Power Co., Series K, 4.55%, 03/15/46 (Call 09/15/45)	71	90,155
Indianapolis Power & Light Co., 4.05%, 05/01/46 (Call 11/01/45)(a)	21	25,298
Infraestructura Energetica Nova SAB de CV, 4.75%, 01/15/51 (Call 07/15/50)(f)	200	197,844

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Interstate Power & Light Co., 6.25%, 07/15/39	$40	$56,762
Interstate Power and Light Co., 3.10%, 11/30/51 (Call 05/30/51)	90	91,913
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	40	53,115
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	8	10,430
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)	65	85,316
Massachusetts Electric Co., 5.90%, 11/15/39(a)	55	74,301
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(f)	151	167,093
MidAmerican Energy Co.
3.65%, 08/01/48 (Call 02/01/48)	65	75,265
3.95%, 08/01/47 (Call 02/01/47)	65	77,685
4.25%, 05/01/46 (Call 11/01/45)	65	81,576
4.25%, 07/15/49 (Call 01/15/49)	85	106,647
Minejesa Capital BV, 5.63%, 08/10/37(f)	200	209,986
Mississippi Power Co., Series B, 3.10%, 07/30/51 (Call 01/30/51)	50	50,713
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)	55	71,975
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49 (Call 09/15/48)	45	57,445
4.40%, 11/01/48 (Call 05/01/48)	55	69,625
Nevada Power Co., Series R, 6.75%, 07/01/37	35	52,459
New England Power Co., 3.80%, 12/05/47 (Call 06/05/47)(a)	44	49,562
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(a)	60	58,736
4.12%, 11/28/42(a)	50	55,941
4.28%, 10/01/34 (Call 04/01/34)(a)	70	79,859
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	56	61,545
3.60%, 05/15/46 (Call 11/15/45)	40	46,275
4.00%, 08/15/45 (Call 02/15/45)	15	18,215
4.13%, 05/15/44 (Call 11/15/43)	40	48,106
5.35%, 11/01/39	40	55,473
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	25	29,838
NRG Energy Inc., 3.88%, 02/15/32 (Call 02/15/27)(a)	70	67,215
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	45	55,827
5.50%, 03/15/40	10	13,800
Oglethorpe Power Corp.
5.38%, 11/01/40	50	63,800
5.95%, 11/01/39	87	116,736
Ohio Edison Co., 6.88%, 07/15/36	30	43,431
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	170	202,308
4.15%, 04/01/48 (Call 10/01/47)	60	73,744
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	25	29,279
4.15%, 04/01/47 (Call 10/01/46)	15	18,176
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	75	80,569
3.75%, 04/01/45 (Call 10/01/44)	55	64,415
3.80%, 09/30/47 (Call 03/30/47)	25	29,889
3.80%, 06/01/49 (Call 12/01/48)	65	77,592
5.30%, 06/01/42 (Call 12/01/41)	65	89,189
7.50%, 09/01/38	30	48,386
Pacific Gas and Electric Co.
3.50%, 08/01/50 (Call 02/01/50)	160	152,485
3.75%, 08/15/42 (Call 02/15/42)	40	37,804
3.95%, 12/01/47 (Call 06/01/47)	100	98,627
4.50%, 07/01/40 (Call 01/01/40)	200	210,834
Security	Par (000)	Value

Electric (continued)
4.75%, 02/15/44 (Call 08/15/43)	$105	$109,682
4.95%, 07/01/50 (Call 01/01/50)	95	106,251
PacifiCorp.
3.30%, 03/15/51 (Call 09/15/50)	80	84,955
4.10%, 02/01/42 (Call 08/01/41)	40	46,826
5.75%, 04/01/37	50	67,495
6.00%, 01/15/39	65	90,476
6.10%, 08/01/36	45	61,993
6.25%, 10/15/37	65	92,065
PECO Energy Co.
3.00%, 09/15/49 (Call 03/15/49)	40	41,379
3.70%, 09/15/47 (Call 03/15/47)	30	34,875
Perusahaan Listrik Negara PT, 4.88%, 07/17/49(f)	200	212,886
Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara, 6.15%, 05/21/48(f)	200	248,066
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	75	89,200
6.50%, 11/15/37	45	65,924
PPL Electric Utilities Corp.
4.13%, 06/15/44 (Call 12/15/43)	40	48,258
4.75%, 07/15/43 (Call 01/15/43)	50	65,107
Progress Energy Inc., 6.00%, 12/01/39	25	34,598
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	50	56,729
4.05%, 09/15/49 (Call 03/15/49)	45	55,510
4.10%, 06/15/48 (Call 12/15/47)	30	36,909
4.30%, 03/15/44 (Call 09/15/43)	25	30,640
6.50%, 08/01/38	45	68,336
Series 17, 6.25%, 09/01/37	41	60,871
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	30	32,341
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)	60	69,451
Public Service Electric & Gas Co.
3.20%, 08/01/49 (Call 02/01/49)	60	66,249
3.60%, 12/01/47 (Call 06/01/47)	50	58,059
3.80%, 03/01/46 (Call 09/01/45)	60	70,954
3.85%, 05/01/49 (Call 11/01/48)	65	78,855
3.95%, 05/01/42 (Call 11/01/41)	50	58,773
5.80%, 05/01/37	30	41,016
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	25	26,466
4.22%, 06/15/48 (Call 12/15/47)	53	64,936
4.30%, 05/20/45 (Call 11/20/44)	25	30,944
5.64%, 04/15/41 (Call 10/15/40)	36	49,036
5.76%, 10/01/39	35	47,916
6.27%, 03/15/37	20	27,981
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	65	79,578
4.50%, 08/15/40	105	130,734
6.00%, 06/01/39	30	42,419
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	25	27,071
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(f)	200	243,850
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	55	60,773
4.00%, 02/01/48 (Call 08/01/47)	81	93,443
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	110	118,164
4.00%, 04/01/47 (Call 10/01/46)	135	150,734
4.05%, 03/15/42 (Call 09/15/41)	36	39,420
6.00%, 01/15/34	55	72,264

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.05%, 03/15/39	$55	$73,548
Series 05-E, 5.35%, 07/15/35	85	105,557
Series 08-A, 5.95%, 02/01/38	61	79,845
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	65	69,757
Series C, 3.60%, 02/01/45 (Call 08/01/44)	80	83,127
Series H, 3.65%, 06/01/51 (Call 12/01/50)	30	32,663
Southern Co. (The), 4.25%, 07/01/36 (Call 01/01/36)	75	85,294
Southern Power Co., 5.15%, 09/15/41	55	68,080
Southwestern Electric Power Co., Series J, 3.90%, 04/01/45 (Call 10/01/44)	95	105,960
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	35	38,357
3.70%, 08/15/47 (Call 02/15/47)	35	40,263
3.75%, 06/15/49 (Call 12/15/48)	15	17,670
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	25	32,001
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	25	26,675
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)	200	254,970
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)	40	45,774
4.30%, 06/15/48 (Call 12/15/47)	33	41,260
4.35%, 05/15/44 (Call 11/15/43)	54	65,723
Toledo Edison Co. (The), 6.15%, 05/15/37	51	70,718
TransAlta Corp., 6.50%, 03/15/40	25	28,923
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(a)	20	27,566
Tucson Electric Power Co.
3.25%, 05/01/51 (Call 11/01/50)	20	21,235
4.00%, 06/15/50 (Call 12/15/49)	45	53,288
Union Electric Co.
3.25%, 10/01/49 (Call 04/01/49)	30	32,652
3.65%, 04/15/45 (Call 10/15/44)	55	63,250
3.90%, 09/15/42 (Call 03/15/42)	50	58,055
5.30%, 08/01/37	35	45,189
8.45%, 03/15/39	26	43,905
Virginia Electric & Power Co.
4.00%, 01/15/43 (Call 07/15/42)	85	99,220
4.45%, 02/15/44 (Call 08/15/43)	55	68,709
Series B, 6.00%, 01/15/36	85	117,142
Series C, 4.00%, 11/15/46 (Call 05/15/46)	50	59,900
Virginia Electric and Power Co., 2.95%, 11/15/51 (Call 05/15/51)	50	51,275
Wisconsin Electric Power Co.
4.30%, 10/15/48 (Call 04/15/48)	20	25,359
5.70%, 12/01/36	30	39,771
Wisconsin Power and Light Co., 6.38%, 08/15/37	20	28,774
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)	25	27,341
3.67%, 12/01/42	35	39,733
4.75%, 11/01/44 (Call 05/01/44)	30	39,068
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)	50	55,150
6.50%, 07/01/36	35	49,715
		21,398,151
Electrical Components & Equipment — 0.0%
Emerson Electric Co., 2.75%, 10/15/50 (Call 04/15/50)	60	59,776

Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	50	61,206
Security	Par (000)	Value

Electronics (continued)
Honeywell International Inc.
2.80%, 06/01/50 (Call 12/01/49)	$45	$47,193
3.81%, 11/21/47 (Call 05/21/47)	25	30,477
5.38%, 03/01/41	40	55,975
5.70%, 03/15/36	50	68,693
5.70%, 03/15/37	26	35,857
		299,401
Energy - Alternate Sources — 0.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	56	67,751

Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA, 4.00%, 08/11/41 (Call 08/11/40)(f)	200	202,018
Bioceanico Sovereign Certificate Ltd.,0.00% 06/05/34(c)(f)	146	108,649
Cellnex Finance Co SA, 3.88%, 07/07/41 (Call 04/07/41)(a)	40	38,921
Mexico City Airport Trust,0.00% 10/31/46(c)(f)	200	193,146
TopBuild Corp., 4.13%, 02/15/32 (Call 10/15/26)(a)	30	30,171
		572,905
Environmental Control — 0.1%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	85	88,076
6.20%, 03/01/40	35	50,599
Waste Connections Inc., 2.95%, 01/15/52 (Call 07/15/51)	70	69,878
Waste Management Inc.
2.95%, 06/01/41 (Call 12/01/40)	125	130,382
4.15%, 07/15/49 (Call 01/15/49)	25	31,898
		370,833
Food — 1.2%
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	35	34,937
4.80%, 03/15/48 (Call 09/15/47)	70	88,992
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	98	124,206
5.40%, 11/01/48 (Call 05/01/48)	45	61,200
General Mills Inc., 3.00%, 02/01/51 (Call 08/01/50)(a)	115	117,987
Grupo Bimbo SAB de CV, 4.70%, 11/10/47 (Call 05/10/47)(f)	200	245,312
Hershey Co. (The)
2.65%, 06/01/50 (Call 12/01/49)	55	56,295
3.13%, 11/15/49 (Call 05/15/49)	51	55,797
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	75	80,511
Ingredion Inc., 3.90%, 06/01/50 (Call 12/01/49)	15	17,409
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 3.75%, 12/01/31 (Call 12/01/26)(a)	15	15,140
JM Smucker Co. (The)
4.25%, 03/15/35	99	116,187
4.38%, 03/15/45	36	44,493
Kellogg Co., 4.50%, 04/01/46	70	88,514
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	62	85,648
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	170	196,906
4.63%, 10/01/39 (Call 04/01/39)	26	30,350
4.88%, 10/01/49 (Call 04/01/49)	100	124,524
5.00%, 07/15/35 (Call 01/15/35)	50	61,514
5.00%, 06/04/42	95	116,409
5.20%, 07/15/45 (Call 01/15/45)	115	146,342
5.50%, 06/01/50 (Call 12/01/49)	50	67,806
6.50%, 02/09/40	55	78,088
6.75%, 03/15/32	30	40,828
6.88%, 01/26/39	55	80,902

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
7.13%, 08/01/39(a)	$50	$75,333
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	45	50,640
3.95%, 01/15/50 (Call 07/15/49)	45	52,141
4.45%, 02/01/47 (Call 08/01/46)	35	42,664
4.65%, 01/15/48 (Call 07/15/47)	30	37,709
5.00%, 04/15/42 (Call 10/15/41)	15	19,140
5.15%, 08/01/43 (Call 02/01/43)	35	45,963
5.40%, 07/15/40 (Call 01/15/40)	40	52,444
5.40%, 01/15/49 (Call 07/15/48)	25	34,971
6.90%, 04/15/38	26	38,494
Lamb Weston Holdings Inc., 4.38%, 01/31/32 (Call 01/31/27)(a)	40	39,852
Mars Inc.
3.60%, 04/01/34 (Call 01/01/34)(a)	80	90,122
3.88%, 04/01/39 (Call 10/01/38)(a)	15	17,511
3.95%, 04/01/44 (Call 10/01/43)(a)	45	53,631
3.95%, 04/01/49 (Call 10/01/48)(a)	65	79,672
4.13%, 04/01/54 (Call 10/01/53)(a)	48	61,187
4.20%, 04/01/59 (Call 10/01/58)(a)	55	72,062
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	46	56,229
Mondelez International Inc., 2.63%, 09/04/50 (Call 03/04/50)	75	70,886
Nestle Holdings Inc., 3.90%, 09/24/38 (Call 03/24/38)(a)	280	330,845
Pilgrim’s Pride Corp., 3.50%, 03/01/32 (Call 09/01/26)(a)	60	60,491
Sysco Corp.
4.45%, 03/15/48 (Call 09/15/47)	40	47,884
4.85%, 10/01/45 (Call 04/01/45)	53	66,256
6.60%, 04/01/50 (Call 10/01/49)	104	163,973
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	85	106,717
4.88%, 08/15/34 (Call 02/15/34)	50	61,027
5.10%, 09/28/48 (Call 03/28/48)	65	87,720
5.15%, 08/15/44 (Call 02/15/44)	45	58,824
		4,150,685
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 5.50%, 04/30/49 (Call 10/30/48)(f)	200	230,470
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	42	52,875
4.40%, 08/15/47 (Call 02/15/47)	49	62,042
4.80%, 06/15/44 (Call 12/15/43)	48	61,386
6.00%, 11/15/41 (Call 05/15/41)	30	41,933
7.30%, 11/15/39	31	47,868
		496,574
Gas — 0.4%
Atmos Energy Corp.
3.38%, 09/15/49 (Call 03/15/49)	35	38,128
4.13%, 10/15/44 (Call 04/15/44)	40	47,027
4.13%, 03/15/49 (Call 09/15/48)	15	18,276
4.15%, 01/15/43 (Call 07/15/42)	30	35,410
4.30%, 10/01/48 (Call 04/01/48)	40	49,794
5.50%, 06/15/41 (Call 12/15/40)	75	100,638
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(a)	48	56,453
4.50%, 03/10/46 (Call 09/10/45)(a)	50	59,686
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	61	72,169
5.85%, 01/15/41 (Call 07/15/40)	10	13,754
KeySpan Gas East Corp., 5.82%, 04/01/41(a)	40	54,022
Security	Par (000)	Value

Gas (continued)
NiSource Inc.
4.38%, 05/15/47 (Call 11/15/46)	$100	$120,357
4.80%, 02/15/44 (Call 08/15/43)	75	93,200
5.65%, 02/01/45 (Call 08/01/44)	55	76,202
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	10	12,605
4.66%, 02/01/44 (Call 08/01/43)	50	62,286
Piedmont Natural Gas Co. Inc., 3.64%, 11/01/46 (Call 05/01/46)	35	37,907
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	50	56,345
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	35	42,207
Southern Co. Gas Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	59	68,603
4.40%, 05/30/47 (Call 11/30/46)	70	83,518
5.88%, 03/15/41 (Call 09/15/40)	51	70,433
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	45	44,871
3.80%, 09/29/46 (Call 03/29/46)	20	21,896
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	47	54,164
Series K, 3.80%, 09/15/46 (Call 03/15/46)	25	29,140
		1,419,091
Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	45	48,682
4.10%, 03/01/48 (Call 09/01/47)	45	55,613
Stanley Black & Decker Inc.
2.75%, 11/15/50 (Call 05/15/50)	51	50,102
4.85%, 11/15/48 (Call 05/15/48)	50	68,417
5.20%, 09/01/40	25	33,099
		255,913
Health Care - Products — 0.6%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	119	152,726
4.75%, 04/15/43 (Call 10/15/42)	65	85,877
4.90%, 11/30/46 (Call 05/30/46)	185	257,945
5.30%, 05/27/40	40	55,522
6.15%, 11/30/37	53	78,405
Baxter International Inc.
3.13%, 12/01/51 (Call 06/01/51)(a)	30	30,938
3.50%, 08/15/46 (Call 02/15/46)	50	54,965
Boston Scientific Corp.
4.70%, 03/01/49 (Call 09/01/48)	59	76,067
7.38%, 01/15/40	55	86,272
Danaher Corp., 4.38%, 09/15/45 (Call 03/15/45)	20	25,434
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	95	102,050
3.40%, 11/15/49 (Call 05/15/49)	97	107,888
Koninklijke Philips NV
5.00%, 03/15/42	60	77,357
6.88%, 03/11/38	30	44,604
Medtronic Inc.
4.38%, 03/15/35	140	172,226
4.63%, 03/15/45	155	206,401
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	25	25,579
4.10%, 04/01/43 (Call 10/01/42)	20	23,631
4.38%, 05/15/44 (Call 11/15/43)	75	92,248

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
4.63%, 03/15/46 (Call 09/15/45)	$65	$84,507
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	81	102,068
5.30%, 02/01/44 (Call 08/01/43)	45	63,080
Zimmer Biomet Holdings Inc., 4.45%, 08/15/45 (Call 02/15/45)	65	79,286
		2,085,076
Health Care - Services — 2.0%
Adventist Health System/West, 3.63%, 03/01/49 (Call 09/01/48)	50	56,230
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	32	36,862
4.27%, 08/15/48 (Call 02/15/48)	51	65,821
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	25	26,544
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	65	73,867
4.13%, 11/15/42 (Call 05/15/42)	25	28,558
4.50%, 05/15/42 (Call 11/15/41)	25	30,058
4.75%, 03/15/44 (Call 09/15/43)	45	56,016
6.63%, 06/15/36	61	87,382
6.75%, 12/15/37	40	58,518
AHS Hospital Corp., 5.02%, 07/01/45	30	41,862
Allina Health System, Series 2019, 3.89%, 04/15/49	35	42,258
Anthem Inc.
4.38%, 12/01/47 (Call 06/01/47)	103	126,916
4.63%, 05/15/42	95	118,391
4.65%, 01/15/43	85	105,779
4.65%, 08/15/44 (Call 02/15/44)	105	132,194
5.10%, 01/15/44	66	87,436
5.95%, 12/15/34	30	40,800
Ascension Health
3.95%, 11/15/46	95	119,997
4.85%, 11/15/53(d)	57	84,831
Series B, 3.11%, 11/15/39 (Call 05/15/39)	15	16,274
Banner Health
2.91%, 01/01/51 (Call 07/01/50)	30	31,391
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	50	55,192
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	65	80,664
Baylor Scott & White Holdings
4.19%, 11/15/45 (Call 05/15/45)	70	88,811
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	60	62,044
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	25	31,834
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	30	29,745
City of Hope
Series 2013, 5.62%, 11/15/43	35	50,235
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	30	38,392
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)	77	90,523
4.19%, 10/01/49 (Call 04/01/49)	81	96,635
4.35%, 11/01/42	40	45,971
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	25	27,753
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	20	24,290
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	35	42,824
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	35	44,963
Security	Par (000)	Value

Health Care - Services (continued)
4.50%, 07/01/57 (Call 01/01/57)	$20	$27,409
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	63	65,109
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	50	51,094
5.13%, 06/15/39 (Call 12/15/38)	70	86,070
5.25%, 06/15/49 (Call 12/15/48)	120	154,680
5.50%, 06/15/47 (Call 12/15/46)	115	151,234
7.50%, 11/06/33	25	35,510
7.50%, 11/15/95	15	22,123
Health Care Service Corp. A Mutual Legal Reserve Co., 3.20%, 06/01/50 (Call 12/01/49)(a)	80	83,723
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	45	52,593
4.63%, 12/01/42 (Call 06/01/42)	41	50,509
4.80%, 03/15/47 (Call 09/14/46)	55	71,366
4.95%, 10/01/44 (Call 04/01/44)	25	32,518
IHC Health Services Inc., 4.13%, 05/15/48 (Call 11/15/47)	30	38,771
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	35	43,430
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	35	40,897
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	55	63,647
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	30	36,540
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	129	161,988
4.88%, 04/01/42	70	93,850
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	40	44,543
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	78	96,190
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	10	12,613
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	20	23,919
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	35	38,590
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	10	11,260
Mayo Clinic
3.77%, 11/15/43	55	65,130
Series 2016, 4.13%, 11/15/52	20	25,870
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	50	64,612
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	35	39,453
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	30	34,481
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	60	77,335
5.00%, 07/01/42	60	81,153
Molina Healthcare Inc., 3.88%, 05/15/32 (Call 02/15/32)(a)	40	39,147
Montefiore Obligated Group
4.29%, 09/01/50	25	26,149
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)(d)	25	29,654
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	70	80,884
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	10	11,048
New York and Presbyterian Hospital (The), 4.02%, 08/01/45	75	95,530
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	55	63,936
4.26%, 11/01/47 (Call 11/01/46)	10	12,118
OhioHealth Corp., Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	40	42,157
Orlando Health Obligated Group, 4.09%, 10/01/48 (Call 04/01/48)	70	84,976

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	$25	$34,351
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)	34	40,924
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)	30	38,120
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	50	56,813
3.95%, 07/01/46 (Call 07/01/45)	60	72,130
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	15	14,845
Spectrum Health System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	30	34,225
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	43	52,238
Sutter Health, Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	31	38,048
Texas Health Resources, 4.33%, 11/15/55	30	40,447
Toledo Hospital (The)
5.75%, 11/15/38 (Call 11/15/28)	80	94,465
6.02%, 11/15/48	30	37,189
Trinity Health Corp., Series 2019, 3.43%, 12/01/48	25	28,372
UnitedHealth Group Inc.
2.90%, 05/15/50 (Call 11/15/49)	110	112,539
3.50%, 08/15/39 (Call 02/15/39)	90	99,542
3.70%, 08/15/49 (Call 02/15/49)	115	133,076
3.75%, 10/15/47 (Call 04/15/47)	57	66,013
3.88%, 08/15/59 (Call 02/15/59)	50	60,443
3.95%, 10/15/42 (Call 04/15/42)	45	53,119
4.20%, 01/15/47 (Call 07/15/46)	30	36,890
4.25%, 03/15/43 (Call 09/15/42)	68	83,043
4.25%, 04/15/47 (Call 10/15/46)	80	100,160
4.25%, 06/15/48 (Call 12/15/47)	125	156,024
4.38%, 03/15/42 (Call 09/15/41)	80	97,706
4.45%, 12/15/48 (Call 06/15/48)	50	64,311
4.63%, 07/15/35	106	132,140
4.63%, 11/15/41 (Call 05/15/41)	50	63,005
4.75%, 07/15/45	147	194,080
5.80%, 03/15/36	54	74,477
5.95%, 02/15/41 (Call 08/15/40)	10	14,475
6.50%, 06/15/37	40	59,353
6.63%, 11/15/37	35	52,308
6.88%, 02/15/38	113	174,463
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	29	38,348
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	40	41,006
		7,230,358
Holding Companies - Diversified — 0.2%
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(a)	110	164,930
MDGH-GMTN BV, 3.95%, 05/21/50 (Call 11/21/49)(f)	200	231,450
Temasek Financial I Ltd., 2.25%, 04/06/51 (Call 10/06/50)(a)	250	242,332
		638,712
Home Builders — 0.1%
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	55	69,198
PulteGroup Inc., 6.00%, 02/15/35	80	103,740
		172,938
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/51 (Call 05/15/51)	90	92,335
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	86	104,524
		196,859
	Par
Security	(000)	Value

Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 3.95%, 08/01/47 (Call 02/01/47)	$30	$36,276
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	100	111,014
3.90%, 05/04/47 (Call 11/04/46)	40	48,961
5.30%, 03/01/41	30	41,603
6.63%, 08/01/37	25	38,729
		276,583
Housewares — 0.0%
Newell Brands Inc.
5.88%, 04/01/36 (Call 10/01/35)	30	36,660
6.00%, 04/01/46 (Call 10/01/45)	40	49,698
Scotts Miracle-Gro Co. (The), 4.38%, 02/01/32 (Call 08/01/26)(a)	25	24,802
		111,160
Insurance — 2.7%
Aflac Inc., 4.75%, 01/15/49 (Call 07/15/48)	95	127,682
AIA Group Ltd., 3.20%, 09/16/40 (Call 03/16/40)(a)	235	241,256
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	15	19,186
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	10	12,026
4.20%, 12/15/46 (Call 06/15/46)	40	49,971
4.50%, 06/15/43	40	49,942
5.55%, 05/09/35	50	66,761
5.95%, 04/01/36	10	13,978
6.50%, 05/15/67 (Call 05/15/37),
(3 mo. LIBOR US + 2.120%)(b)	35	46,024
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	45	56,227
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	125	140,869
4.38%, 01/15/55 (Call 07/15/54)	81	101,894
4.50%, 07/16/44 (Call 01/16/44)	100	123,018
4.70%, 07/10/35 (Call 01/10/35)	81	97,738
4.75%, 04/01/48 (Call 10/01/47)	65	85,451
Aon Corp., 6.25%, 09/30/40	40	58,286
Aon Corp./Aon Global Holdings PLC, 2.90%, 08/23/51 (Call 02/23/51)	50	48,938
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	40	50,020
4.75%, 05/15/45 (Call 11/15/44)	44	56,871
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	65	86,794
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	45	49,440
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	40	53,082
Arthur J Gallagher & Co., 3.05%, 03/09/52 (Call 09/09/51)	50	49,241
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (Call 04/15/50)	120	120,064
4.20%, 08/15/48 (Call 02/15/48)	123	152,003
4.25%, 01/15/49 (Call 07/15/48)	106	132,104
4.30%, 05/15/43	45	55,049
4.40%, 05/15/42	55	68,319
5.75%, 01/15/40	53	76,196
Berkshire Hathaway Inc., 4.50%, 02/11/43	82	102,835
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	29	32,298
Chubb Corp. (The)
6.00%, 05/11/37	16	23,010
Series 1, 6.50%, 05/15/38	20	30,130
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	25	25,465
4.15%, 03/13/43	25	30,420

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.35%, 11/03/45 (Call 05/03/45)	$15	$19,164
6.70%, 05/15/36	25	37,176
Cincinnati Financial Corp., 6.13%, 11/01/34	55	74,786
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	135	173,399
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	25	24,645
4.87%, 06/01/44	15	19,338
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34)(a)(b)	80	97,233
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37)(a)(b)	35	40,385
Genworth Holdings Inc., 6.50%, 06/15/34	15	15,764
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)	35	45,597
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(a)	20	24,250
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)	15	16,586
4.85%, 01/24/77(a)	65	87,206
4.88%, 06/19/64(a)	10	13,182
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	25	29,945
4.40%, 03/15/48 (Call 09/15/47)	50	62,805
5.95%, 10/15/36	40	54,456
6.10%, 10/01/41	40	57,050
High Street Funding Trust II, 4.68%, 02/15/48 (Call 11/15/47)(a)	10	12,602
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(a)	95	108,201
3.95%, 05/15/60 (Call 11/15/59)(a)	45	51,519
4.30%, 02/01/61 (Call 02/03/26)(a)	65	60,153
7.80%, 03/07/87(a)	30	41,810
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)	50	61,513
4.38%, 06/15/50 (Call 12/15/49)(d)	30	37,227
7.00%, 06/15/40	50	77,148
Loews Corp., 4.13%, 05/15/43 (Call 11/15/42)	90	106,021
Manulife Financial Corp., 5.38%, 03/04/46	35	50,393
Markel Corp.
4.15%, 09/17/50 (Call 03/17/50)	26	30,946
4.30%, 11/01/47 (Call 05/01/47)	35	42,280
5.00%, 04/05/46	25	32,737
5.00%, 05/20/49 (Call 11/20/48)	60	78,024
Marsh & McLennan Companies Inc.
4.20%, 03/01/48 (Call 09/01/47)	60	74,551
4.35%, 01/30/47 (Call 07/30/46)	35	44,776
4.75%, 03/15/39 (Call 09/15/38)	50	63,538
4.90%, 03/15/49 (Call 09/15/48)	65	89,451
5.88%, 08/01/33	35	47,014
Massachusetts Mutual Life Insurance Co.
3.38%, 04/15/50(a)	30	32,447
3.73%, 10/15/70(a)	71	81,145
4.90%, 04/01/77(a)	60	80,426
MetLife Inc.
4.05%, 03/01/45	75	90,266
4.13%, 08/13/42	61	72,367
4.60%, 05/13/46 (Call 11/13/45)	30	38,889
4.72%, 12/15/44	90	114,531
4.88%, 11/13/43	91	119,886
5.70%, 06/15/35	121	163,615
Security	Par (000)	Value

Insurance (continued)
6.38%, 06/15/34	$78	$110,028
6.40%, 12/15/66 (Call 12/15/31)	80	99,144
10.75%, 08/01/69 (Call 08/01/34)	31	52,737
Nationwide Financial Services Inc., 5.30%, 11/18/44(a)	55	70,344
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(a)	175	203,672
7.88%, 04/01/33(a)	100	140,525
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(a)	40	46,152
4.45%, 05/15/69 (Call 11/15/68)(a)	30	39,065
5.88%, 05/15/33(a)	157	207,739
6.75%, 11/15/39(a)	95	144,243
Northwestern Mutual Life Insurance Co. (The)
3.63%, 09/30/59 (Call 03/30/59)(a)	218	244,679
3.85%, 09/30/47 (Call 03/30/47)(a)	25	28,989
6.06%, 03/30/40(a)	10	14,295
Pacific Life Insurance Co., 4.30%, 10/24/67
(Call 10/24/47)(a)(b)	110	127,966
Pacific LifeCorp., 3.35%, 09/15/50 (Call 03/15/50)(a)	25	27,242
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)	40	43,865
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)	10	12,556
4.35%, 05/15/43	46	56,429
4.63%, 09/15/42	55	69,447
Progressive Corp. (The)
3.95%, 03/26/50 (Call 09/26/49)	15	18,379
4.13%, 04/15/47 (Call 10/15/46)	62	76,357
4.20%, 03/15/48 (Call 09/15/47)	50	62,502
4.35%, 04/25/44	45	56,595
Provident Financing Trust I, 7.41%, 03/15/38(d)	20	24,022
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)	95	109,613
3.91%, 12/07/47 (Call 06/07/47)	80	94,178
3.94%, 12/07/49 (Call 06/07/49)	85	101,841
4.35%, 02/25/50 (Call 08/25/49)	50	63,924
4.60%, 05/15/44	53	67,089
5.70%, 12/14/36	52	70,585
6.63%, 12/01/37	55	80,295
Securian Financial Group Inc., 4.80%, 04/15/48(a)	60	75,600
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	15	20,308
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)	85	105,862
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(a)	40	42,331
4.27%, 05/15/47 (Call 11/15/46)(a)	115	141,118
4.90%, 09/15/44(a)	80	104,912
6.85%, 12/16/39(a)	52	78,284
Transatlantic Holdings Inc., 8.00%, 11/30/39	40	63,678
Travelers Companies Inc. (The)
3.05%, 06/08/51 (Call 12/08/50)	50	53,396
3.75%, 05/15/46 (Call 11/15/45)	70	82,910
4.00%, 05/30/47 (Call 11/30/46)	55	67,147
4.10%, 03/04/49 (Call 09/04/48)	60	75,160
4.30%, 08/25/45 (Call 02/25/45)	55	69,330
4.60%, 08/01/43	30	38,797
6.25%, 06/15/37	75	108,751
6.75%, 06/20/36	36	53,928
Unum Group
4.50%, 12/15/49 (Call 06/15/49)	45	48,611
5.75%, 08/15/42	55	69,398

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Voya Financial Inc.
4.80%, 06/15/46	$15	$19,447
5.70%, 07/15/43	60	83,459
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)	45	58,515
Western & Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/48)(a)	25	34,325
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	60	65,635
5.05%, 09/15/48 (Call 03/15/48)	30	38,899
WR Berkley Corp., 4.75%, 08/01/44	45	57,190
XLIT Ltd.
5.25%, 12/15/43	25	34,980
5.50%, 03/31/45	35	49,209
		9,634,708
Internet — 0.9%
Alibaba Group Holding Ltd.
3.15%, 02/09/51 (Call 08/09/50)	265	253,274
4.20%, 12/06/47 (Call 06/06/47)	200	227,108
Alphabet Inc., 2.05%, 08/15/50 (Call 02/15/50)	385	349,106
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	155	149,338
2.70%, 06/03/60 (Call 12/03/59)	123	120,494
2.88%, 05/12/41 (Call 11/12/40)	100	103,705
3.10%, 05/12/51 (Call 11/12/50)	200	216,556
3.25%, 05/12/61 (Call 11/12/60)	75	82,712
3.88%, 08/22/37 (Call 02/22/37)	198	233,389
4.05%, 08/22/47 (Call 02/22/47)	182	224,502
4.25%, 08/22/57 (Call 02/22/57)	135	175,520
4.80%, 12/05/34 (Call 06/05/34)	77	98,301
4.95%, 12/05/44 (Call 06/05/44)	110	150,510
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	76	86,686
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	40	43,298
Prosus NV, 4.03%, 08/03/50 (Call 02/03/50)(f)	200	186,740
Tencent Holdings Ltd.
3.29%, 06/03/60 (Call 12/03/59)(d)(f)	200	191,560
4.53%, 04/11/49 (Call 10/11/48)(f)	200	238,796
		3,131,595
Iron & Steel — 0.2%
ArcelorMittal SA
6.75%, 03/01/41	40	54,335
7.00%, 10/15/39	46	63,359
Cleveland-Cliffs Inc., 6.25%, 10/01/40(d)	20	21,456
Nucor Corp., 2.98%, 12/15/55 (Call 06/15/55)	79	79,482
Steel Dynamics Inc., 3.25%, 10/15/50 (Call 04/15/50)	25	25,314
United States Steel Corp., 6.65%, 06/01/37	25	26,741
Vale Overseas Ltd.
6.88%, 11/21/36	112	144,078
6.88%, 11/10/39	90	118,232
8.25%, 01/17/34	15	20,725
Vale SA, 5.63%, 09/11/42	20	23,318
		577,040
Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	40	43,861

Lodging — 0.0%
Hilton Domestic Operating Co. Inc., 3.63%, 02/15/32
(Call 08/15/26)(a)	85	82,539
Security	Par (000)	Value

Machinery — 0.2%
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	$70	$77,621
3.25%, 04/09/50 (Call 10/09/49)	70	78,142
3.80%, 08/15/42	50	58,757
4.30%, 05/15/44 (Call 11/15/43)	45	57,524
4.75%, 05/15/64 (Call 11/15/63)	45	66,187
5.20%, 05/27/41	56	77,005
6.05%, 08/15/36(d)	40	57,337
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	20	22,561
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	40	41,955
3.75%, 04/15/50 (Call 10/15/49)	70	84,881
3.90%, 06/09/42 (Call 12/09/41)	79	95,510
Dover Corp.
5.38%, 10/15/35	35	44,220
5.38%, 03/01/41 (Call 12/01/40)	20	26,035
Otis Worldwide Corp., 3.11%, 02/15/40 (Call 08/15/39)	25	25,839
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	30	38,143
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	20	24,400
		876,117
Manufacturing — 0.8%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)	35	37,457
3.63%, 10/15/47 (Call 04/15/47)	45	52,403
3.70%, 04/15/50 (Call 10/15/49)(d)	50	59,444
3.88%, 06/15/44	25	29,732
4.00%, 09/14/48 (Call 03/14/48)	75	92,146
5.70%, 03/15/37	62	86,878
Eaton Corp.
3.92%, 09/15/47 (Call 02/15/47)	15	17,689
4.15%, 11/02/42	70	83,208
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	775	937,107
General Electric Co.
4.13%, 10/09/42	37	44,646
4.25%, 05/01/40 (Call 11/01/39)	43	53,238
4.50%, 03/11/44	47	60,006
5.88%, 01/14/38	158	221,372
6.15%, 08/07/37	28	40,047
6.88%, 01/10/39	150	233,440
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	25	29,560
4.88%, 09/15/41 (Call 03/15/41)	51	67,080
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	50	59,364
4.10%, 03/01/47 (Call 09/01/46)	20	23,503
4.20%, 11/21/34 (Call 05/21/34)	70	80,829
4.45%, 11/21/44 (Call 05/21/44)	35	42,698
6.25%, 05/15/38	10	14,072
Siemens Financieringsmaatschappij NV, 4.20%, 03/16/47(a)	250	317,330
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	50	61,794
5.75%, 06/15/43	65	93,973
		2,839,016
Media — 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/34 (Call 01/15/28)(a)	130	125,096
4.50%, 05/01/32 (Call 05/01/26)	185	184,630
4.50%, 06/01/33 (Call 06/01/27)(a)	100	98,543

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.50%, 06/01/41 (Call 12/01/40)	$100	$97,620
3.50%, 03/01/42 (Call 09/01/41)	50	48,389
3.70%, 04/01/51 (Call 10/01/50)	185	180,244
3.85%, 04/01/61 (Call 10/01/60)	120	114,756
3.95%, 06/30/62 (Call 12/30/61)	50	48,761
4.80%, 03/01/50 (Call 09/01/49)	155	174,673
5.13%, 07/01/49 (Call 01/01/49)	110	129,231
5.38%, 04/01/38 (Call 10/01/37)	90	108,082
5.38%, 05/01/47 (Call 11/01/46)	155	186,575
5.75%, 04/01/48 (Call 10/01/47)	148	187,273
6.38%, 10/23/35 (Call 04/23/35)	170	220,385
6.48%, 10/23/45 (Call 04/23/45)	256	348,854
6.83%, 10/23/55 (Call 04/23/55)	30	44,256
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	65	59,420
2.65%, 08/15/62 (Call 02/15/62)	105	94,828
2.89%, 11/01/51 (Call 05/01/51)(a)	297	292,135
2.94%, 11/01/56 (Call 05/01/56)(a)	344	334,065
2.99%, 11/01/63 (Call 05/01/63)(a)	239	231,211
3.20%, 07/15/36 (Call 01/15/36)	105	111,987
3.25%, 11/01/39 (Call 05/01/39)	111	117,343
3.40%, 07/15/46 (Call 01/15/46)	85	90,940
3.45%, 02/01/50 (Call 08/01/49)	105	113,405
3.90%, 03/01/38 (Call 09/01/37)	80	91,078
3.97%, 11/01/47 (Call 05/01/47)	119	137,683
4.00%, 08/15/47 (Call 02/15/47)	60	69,766
4.00%, 03/01/48 (Call 09/01/47)	75	87,186
4.00%, 11/01/49 (Call 05/01/49)	156	182,038
4.05%, 11/01/52 (Call 05/01/52)	74	88,230
4.20%, 08/15/34 (Call 02/15/34)	50	58,708
4.25%, 01/15/33	69	80,694
4.40%, 08/15/35 (Call 02/25/35)	95	112,895
4.50%, 01/15/43	30	36,248
4.60%, 10/15/38 (Call 04/15/38)	54	65,763
4.60%, 08/15/45 (Call 02/15/45)	80	100,689
4.65%, 07/15/42	75	93,592
4.70%, 10/15/48 (Call 04/15/48)	135	175,921
4.75%, 03/01/44	50	63,488
5.65%, 06/15/35	40	53,059
6.50%, 11/15/35	55	79,160
7.05%, 03/15/33	47	68,036
Cox Communications Inc.
4.50%, 06/30/43 (Call 12/30/42)(a)	121	144,580
4.70%, 12/15/42(a)	125	152,275
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	131	139,976
4.65%, 05/15/50 (Call 11/15/49)	60	70,888
4.88%, 04/01/43	25	30,058
5.00%, 09/20/37 (Call 03/20/37)	45	54,117
5.30%, 05/15/49 (Call 11/15/48)	66	83,998
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	30	38,679
5.58%, 01/25/49 (Call 07/25/48)	50	68,515
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	15	18,036
6.63%, 01/15/40	65	89,469
NBCUniversal Media LLC, 5.95%, 04/01/41	55	79,322
Security	Par (000)	Value

Media (continued)
Thomson Reuters Corp.
5.65%, 11/23/43 (Call 05/23/43)	$15	$20,923
5.85%, 04/15/40	70	98,524
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	89	97,872
5.50%, 09/01/41 (Call 03/01/41)	90	110,341
5.88%, 11/15/40 (Call 05/15/40)	110	138,854
6.55%, 05/01/37	45	60,281
6.75%, 06/15/39	120	164,773
7.30%, 07/01/38	85	122,086
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	45	46,786
3.70%, 12/01/42	35	39,625
4.13%, 06/01/44	90	107,641
4.38%, 08/16/41	50	60,373
Series B, 7.00%, 03/01/32	51	72,415
Series E, 4.13%, 12/01/41	65	77,563
ViacomCBS Inc.
4.20%, 05/19/32 (Call 02/19/32)	75	84,944
4.38%, 03/15/43	70	79,306
4.60%, 01/15/45 (Call 07/15/44)	60	72,684
4.85%, 07/01/42 (Call 01/01/42)	59	70,921
4.90%, 08/15/44 (Call 02/15/44)	45	54,699
4.95%, 05/19/50 (Call 11/19/49)	80	101,082
5.25%, 04/01/44 (Call 10/01/43)	25	31,589
5.50%, 05/15/33	35	44,065
6.88%, 04/30/36	94	135,337
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	115	112,766
3.50%, 05/13/40 (Call 11/13/39)	135	148,773
3.60%, 01/13/51 (Call 07/13/50)	105	120,447
4.63%, 03/23/40 (Call 09/23/39)	50	62,562
4.70%, 03/23/50 (Call 09/23/49)	90	120,611
4.75%, 09/15/44 (Call 03/15/44)	55	70,778
4.95%, 10/15/45 (Call 04/15/45)	35	46,297
5.40%, 10/01/43	70	96,034
6.15%, 03/01/37	26	36,791
6.20%, 12/15/34	86	120,880
6.40%, 12/15/35	76	109,640
6.65%, 11/15/37	105	156,931
		9,452,043
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.90%, 01/15/43 (Call 07/15/42)	80	92,554
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	40	49,908
		142,462
Mining — 0.8%
Barrick Gold Corp.
5.25%, 04/01/42	87	114,278
6.45%, 10/15/35	55	75,715
Barrick North America Finance LLC
5.70%, 05/30/41	64	87,902
5.75%, 05/01/43	49	67,855
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	90	107,376
5.00%, 09/30/43	150	199,721
Corp. Nacional del Cobre de Chile
4.25%, 07/17/42(a)	200	218,582
4.38%, 02/05/49 (Call 08/05/48)(f)	200	225,614
4.50%, 08/01/47 (Call 02/01/47)(f)	200	228,678

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	$55	$65,669
5.45%, 03/15/43 (Call 09/15/42)	110	135,651
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	45	57,195
6.00%, 11/15/41(a)	50	66,563
6.90%, 11/15/37(a)	24	33,581
Newcrest Finance Pty Ltd.
4.20%, 05/13/50 (Call 11/13/49)(a)	30	35,356
5.75%, 11/15/41(a)	45	60,175
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)	75	94,225
5.88%, 04/01/35	50	65,577
6.25%, 10/01/39	65	91,575
Rio Tinto Alcan Inc., 5.75%, 06/01/35	60	81,892
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	65	64,899
5.20%, 11/02/40	20	26,832
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	65	78,313
4.75%, 03/22/42 (Call 09/22/41)	50	64,677
Southern Copper Corp.
5.25%, 11/08/42	105	130,642
5.88%, 04/23/45	103	139,569
6.75%, 04/16/40	40	55,372
7.50%, 07/27/35	30	42,740
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	25	29,866
5.40%, 02/01/43 (Call 08/01/42)	25	30,647
6.00%, 08/15/40 (Call 02/15/40)	40	51,429
6.13%, 10/01/35	45	58,235
6.25%, 07/15/41 (Call 01/15/41)	41	53,842
		2,940,243
Office & Business Equipment — 0.0%
Xerox Corp.
4.80%, 03/01/35	25	24,613
6.75%, 12/15/39	25	27,063
		51,676
Oil & Gas — 4.0%
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	35	37,309
5.10%, 09/01/40 (Call 03/01/40)	70	76,044
5.25%, 02/01/42 (Call 08/01/41)	30	33,622
5.35%, 07/01/49 (Call 01/01/49)	30	34,130
6.00%, 01/15/37	30	36,635
7.38%, 08/15/47	10	12,530
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	25	23,523
2.94%, 06/04/51 (Call 12/04/50)	300	290,946
3.06%, 06/17/41 (Call 12/17/40)	50	50,421
3.38%, 02/08/61 (Call 08/08/60)	195	201,544
Burlington Resources LLC, 5.95%, 10/15/36	60	81,943
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	85	105,221
6.25%, 03/15/38	97	127,579
6.75%, 02/01/39	35	48,597
Cenovus Energy Inc.
5.25%, 06/15/37 (Call 12/15/36)	65	77,030
5.40%, 06/15/47 (Call 12/15/46)	40	49,310
Security	Par (000)	Value

Oil & Gas (continued)
6.75%, 11/15/39	$115	$154,999
6.80%, 09/15/37	10	13,466
Chevron Corp., 3.08%, 05/11/50 (Call 11/11/49)	70	74,556
Chevron USA Inc., 2.34%, 08/12/50 (Call 02/12/50)	50	46,462
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	241,940
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	200	220,934
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	50	66,727
ConocoPhillips
4.88%, 10/01/47 (Call 04/01/47)(a)	80	106,154
5.90%, 10/15/32	35	46,169
5.90%, 05/15/38	82	112,663
6.50%, 02/01/39	50	73,138
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	67	80,489
5.95%, 03/15/46 (Call 09/15/45)	55	82,753
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	40	44,398
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	89	101,863
5.00%, 06/15/45 (Call 12/15/44)	55	66,602
5.60%, 07/15/41 (Call 01/15/41)	30	37,713
Ecopetrol SA
5.88%, 05/28/45	100	92,490
7.38%, 09/18/43	50	54,033
EOG Resources Inc., 3.90%, 04/01/35 (Call 10/01/34)	100	112,891
Equinor ASA
3.70%, 04/06/50 (Call 10/06/49)	100	116,425
3.95%, 05/15/43	137	159,800
4.25%, 11/23/41	50	61,479
4.80%, 11/08/43	80	104,546
Exxon Mobil Corp.
3.45%, 04/15/51 (Call 10/15/50)	60	65,793
3.57%, 03/06/45 (Call 09/06/44)	121	134,205
4.11%, 03/01/46 (Call 09/01/45)	195	231,360
4.23%, 03/19/40 (Call 09/19/39)	185	220,091
4.33%, 03/19/50 (Call 09/19/49)	180	224,532
Gazprom PJSC Via Gaz Capital SA, 7.29%, 08/16/37(f)	200	264,700
Hess Corp.
5.80%, 04/01/47 (Call 10/01/46)	60	77,903
6.00%, 01/15/40	85	107,999
7.13%, 03/15/33	45	60,243
KazMunayGas National Co. JSC, 6.38%, 10/24/48(f)	250	317,095
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	40	47,719
6.60%, 10/01/37	41	54,322
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	35	40,884
5.00%, 09/15/54 (Call 03/15/54)	30	36,741
6.50%, 03/01/41 (Call 09/01/40)	113	156,088
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	60	75,020
Murphy Oil Corp., 6.38%, 12/01/42 (Call 06/01/42)	25	24,538
Occidental Petroleum Corp.
4.10%, 02/15/47 (Call 08/15/46)	45	42,974
4.20%, 03/15/48 (Call 09/15/47)	65	62,483
4.30%, 08/15/39 (Call 02/15/39)	51	49,794
4.40%, 04/15/46 (Call 10/15/45)	75	73,918
4.40%, 08/15/49 (Call 02/15/49)	50	49,370
4.50%, 07/15/44 (Call 01/15/44)	40	39,998
4.63%, 06/15/45 (Call 12/15/44)	50	50,677
6.20%, 03/15/40	49	58,102

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.45%, 09/15/36	$90	$111,732
6.60%, 03/15/46 (Call 09/15/45)	60	76,462
7.95%, 06/15/39	15	19,537
Ovintiv Inc.
5.15%, 11/15/41 (Call 05/15/41)	20	21,939
6.50%, 08/15/34	54	68,903
6.50%, 02/01/38	35	44,478
6.63%, 08/15/37	40	51,025
7.38%, 11/01/31	8	10,228
Pertamina Persero PT
5.63%, 05/20/43(f)	200	235,740
6.00%, 05/03/42(f)	200	244,426
Petrobras Global Finance BV
6.75%, 01/27/41	100	106,057
6.75%, 06/03/50 (Call 12/03/49)	80	81,778
6.85%, 06/05/2115	200	193,938
6.88%, 01/20/40	14	15,060
6.90%, 03/19/49	50	51,630
7.25%, 03/17/44	130	140,399
Petroleos del Peru SA, 5.63%, 06/19/47(f)	200	195,152
Petroleos Mexicanos
5.50%, 06/27/44	50	37,869
6.35%, 02/12/48	200	158,032
6.38%, 01/23/45	100	80,639
6.50%, 06/02/41	75	63,631
6.63%, 06/15/35	200	184,276
6.75%, 09/21/47	350	287,063
6.95%, 01/28/60 (Call 07/28/59)	200	164,328
7.69%, 01/23/50 (Call 07/23/49)	500	450,810
Petronas Capital Ltd.
4.50%, 03/18/45(f)	200	248,094
4.55%, 04/21/50 (Call 10/21/49)(f)	300	378,357
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	55	54,545
4.65%, 11/15/34 (Call 05/15/34)	114	133,011
4.88%, 11/15/44 (Call 05/15/44)	130	161,799
5.88%, 05/01/42	45	61,016
Qatar Energy
3.13%, 07/12/41 (Call 01/12/41)(a)	200	201,114
3.30%, 07/12/51 (Call 01/12/51)(a)	200	205,548
Saudi Arabian Oil Co.
3.25%, 11/24/50 (Call 05/24/50)(f)	200	192,992
4.25%, 04/16/39(f)	200	224,446
4.38%, 04/16/49(f)	200	228,932
Shell International Finance BV
2.88%, 11/26/41 (Call 05/26/41)	25	25,144
3.00%, 11/26/51 (Call 05/26/51)	25	25,527
3.13%, 11/07/49 (Call 05/07/49)	121	126,146
3.25%, 04/06/50 (Call 10/06/49)	140	150,164
3.75%, 09/12/46	105	119,358
4.00%, 05/10/46	150	176,592
4.13%, 05/11/35	112	131,471
4.38%, 05/11/45	95	117,113
5.50%, 03/25/40	85	116,943
6.38%, 12/15/38	181	265,596
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47(f)	300	360,909
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	64	71,663
5.35%, 07/15/33	20	24,650
	Par
Security	(000)	Value

Oil & Gas (continued)
5.95%, 12/01/34	$55	$71,880
6.50%, 06/15/38	100	137,747
6.80%, 05/15/38	75	105,812
6.85%, 06/01/39	40	57,510
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(f)	200	178,246
TotalEnergies Capital International SA
2.99%, 06/29/41 (Call 12/29/40)	110	112,391
3.13%, 05/29/50 (Call 11/29/49)	111	114,892
3.39%, 06/29/60 (Call 12/29/59)	15	16,169
3.46%, 07/12/49 (Call 01/12/49)	90	98,324
Transocean Inc.
6.80%, 03/15/38	40	20,133
9.35%, 12/15/41(d)	10	5,923
Valero Energy Corp.
4.90%, 03/15/45	95	111,997
6.63%, 06/15/37	65	88,750
YPF SA, 7.00%, 12/15/47 (Call 06/15/47)(f)	50	30,826
		14,172,485
Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	83	93,215
Baker Hughes Holdings LLC, 5.13%, 09/15/40	85	106,524
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	55	61,418
4.75%, 08/01/43 (Call 02/01/43)	83	96,780
4.85%, 11/15/35 (Call 05/15/35)	86	101,929
5.00%, 11/15/45 (Call 05/15/45)	85	103,776
6.70%, 09/15/38	83	114,650
NOV Inc., 3.95%, 12/01/42 (Call 06/01/42)	59	58,174
		736,466
Packaging & Containers — 0.1%
Packaging Corp. of America, 4.05%, 12/15/49 (Call 06/15/49)	60	72,045
Sealed Air Corp., 6.88%, 07/15/33(a)	40	50,372
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)	65	67,298
4.20%, 06/01/32 (Call 03/01/32)	50	57,021
		246,736
Pharmaceuticals — 3.3%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	260	297,726
4.25%, 11/21/49 (Call 05/21/49)	360	433,937
4.40%, 11/06/42	190	227,787
4.45%, 05/14/46 (Call 11/14/45)	151	183,380
4.50%, 05/14/35 (Call 11/14/34)	190	225,505
4.55%, 03/15/35 (Call 09/15/34)	124	147,961
4.70%, 05/14/45 (Call 11/14/44)	175	218,160
4.75%, 03/15/45 (Call 09/15/44)	100	125,832
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	50	58,239
4.30%, 12/15/47 (Call 06/15/47)	35	41,349
AstraZeneca PLC
4.00%, 09/18/42	111	133,420
4.38%, 11/16/45	63	81,115
4.38%, 08/17/48 (Call 02/17/48)	79	102,803
6.45%, 09/15/37	150	222,493
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(a)	43	46,910
4.20%, 07/15/34 (Call 01/15/34)(a)	95	107,099
4.40%, 07/15/44 (Call 01/15/44)(a)	145	167,304

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.70%, 07/15/64 (Call 01/15/64)(a)	$61	$72,926
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)	103	130,729
4.69%, 12/15/44 (Call 06/15/44)	104	130,572
Bristol-Myers Squibb Co.
2.35%, 11/13/40 (Call 05/13/40)	80	75,649
3.25%, 08/01/42	130	142,432
4.13%, 06/15/39 (Call 12/15/38)	185	219,639
4.25%, 10/26/49 (Call 04/26/49)	285	356,145
4.35%, 11/15/47 (Call 05/15/47)	90	112,951
4.63%, 05/15/44 (Call 11/15/43)	40	51,153
5.00%, 08/15/45 (Call 02/15/45)	65	87,673
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	46	52,390
4.50%, 11/15/44 (Call 05/15/44)	15	17,249
4.60%, 03/15/43	25	29,250
4.90%, 09/15/45 (Call 03/15/45)	40	48,709
Cigna Corp.
3.20%, 03/15/40 (Call 09/15/39)	70	72,001
3.40%, 03/15/50 (Call 09/15/49)	65	68,021
3.40%, 03/15/51 (Call 09/15/50)	100	105,926
3.88%, 10/15/47 (Call 04/15/47)	100	112,094
4.80%, 08/15/38 (Call 02/15/38)	84	103,081
4.80%, 07/15/46 (Call 01/16/46)	105	133,011
4.90%, 12/15/48 (Call 06/15/48)	125	161,939
6.13%, 11/15/41	46	66,461
CVS Health Corp.
4.25%, 04/01/50 (Call 10/01/49)	60	73,011
4.78%, 03/25/38 (Call 09/25/37)	307	375,099
4.88%, 07/20/35 (Call 01/20/35)	50	61,160
5.05%, 03/25/48 (Call 09/25/47)	481	636,214
5.13%, 07/20/45 (Call 01/20/45)	216	283,632
5.30%, 12/05/43 (Call 06/05/43)	77	102,284
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	130	121,127
2.50%, 09/15/60 (Call 03/15/60)	200	189,654
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	58	71,232
5.38%, 04/15/34	65	86,481
6.38%, 05/15/38	152	225,855
Johnson & Johnson
2.10%, 09/01/40 (Call 03/01/40)	100	95,643
3.40%, 01/15/38 (Call 07/15/37)	91	102,740
3.50%, 01/15/48 (Call 07/15/47)	93	108,777
3.63%, 03/03/37 (Call 09/03/36)	112	129,395
3.70%, 03/01/46 (Call 09/01/45)	125	149,340
3.75%, 03/03/47 (Call 09/03/46)	70	84,454
4.38%, 12/05/33 (Call 06/05/33)	186	228,449
4.50%, 09/01/40	60	76,445
4.50%, 12/05/43 (Call 06/05/43)	70	90,157
5.85%, 07/15/38	35	50,727
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	60	78,610
5.90%, 11/01/39	20	28,767
Merck & Co. Inc.
2.45%, 06/24/50 (Call 12/24/49)(d)	225	215,332
3.60%, 09/15/42 (Call 03/15/42)	111	125,438
3.70%, 02/10/45 (Call 08/10/44)	100	116,141
4.15%, 05/18/43	145	176,292
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	50	62,716
Security	Par (000)	Value

Pharmaceuticals (continued)
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)	$85	$87,173
3.70%, 09/21/42	40	46,699
4.00%, 11/20/45 (Call 05/20/45)	105	128,923
4.40%, 05/06/44	122	156,926
Pfizer Inc.
2.55%, 05/28/40 (Call 11/28/39)	35	34,857
2.70%, 05/28/50 (Call 11/28/49)	90	91,182
3.90%, 03/15/39 (Call 09/15/38)	45	52,790
4.00%, 12/15/36	50	59,373
4.10%, 09/15/38 (Call 03/15/38)	55	65,853
4.13%, 12/15/46	87	108,144
4.20%, 09/15/48 (Call 03/15/48)	90	114,019
4.30%, 06/15/43	60	74,344
4.40%, 05/15/44	65	82,102
5.60%, 09/15/40	30	42,278
7.20%, 03/15/39	144	232,119
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	200	202,522
3.38%, 07/09/60 (Call 01/09/60)	40	42,447
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	110	115,053
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	65	54,007
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	75	92,341
Viatris Inc.
3.85%, 06/22/40 (Call 12/22/39)	120	127,727
4.00%, 06/22/50 (Call 12/22/49)	100	107,710
Wyeth LLC
5.95%, 04/01/37	110	156,172
6.00%, 02/15/36	25	35,243
6.50%, 02/01/34	76	108,615
Zoetis Inc.
3.95%, 09/12/47 (Call 03/12/47)	65	77,834
4.70%, 02/01/43 (Call 08/01/42)	120	153,718
		11,966,364
Pipelines — 2.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(f)	200	233,126
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	25	23,998
5.85%, 11/15/43 (Call 05/15/43)	30	29,709
Cameron LNG LLC
3.30%, 01/15/35 (Call 09/15/34)(a)	105	110,943
3.40%, 01/15/38 (Call 07/15/37)(a)	40	41,502
3.70%, 01/15/39 (Call 07/15/38)(a)	15	16,503
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39 (Call 07/04/39)(a)	55	54,055
Cheniere Energy Partners LP, 3.25%, 01/31/32 (Call 01/31/27)(a)	75	72,857
Colonial Pipeline Co., 7.63%, 04/15/32(a)	25	35,518
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	55	74,868
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	30	35,693
6.45%, 11/03/36(a)	25	31,886
6.75%, 09/15/37(a)	25	33,553
Eastern Gas Transmission & Storage Inc., 4.80%, 11/01/43 (Call 05/01/43)(a)	55	67,841
Enable Midstream Partners LP, 5.00%, 05/15/44 (Call 11/15/43)	25	26,979

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	$46	$58,894
7.38%, 10/15/45 (Call 04/15/45)	45	71,204
Enbridge Inc.
3.40%, 08/01/51 (Call 02/01/51)	35	35,871
4.50%, 06/10/44 (Call 12/10/43)	65	76,029
5.50%, 12/01/46 (Call 05/29/46)	53	72,244
Energy Transfer LP
4.90%, 03/15/35 (Call 09/15/34)	45	50,843
4.95%, 01/15/43 (Call 07/15/42)	35	38,758
5.00%, 05/15/50 (Call 11/15/49)	135	154,858
5.15%, 03/15/45 (Call 09/15/44)	55	62,939
5.30%, 04/01/44 (Call 10/01/43)	61	69,661
5.30%, 04/15/47 (Call 10/15/46)	80	92,432
5.35%, 05/15/45 (Call 11/15/44)	55	63,714
5.40%, 10/01/47 (Call 04/01/47)	84	99,252
5.95%, 10/01/43 (Call 04/01/43)	45	54,944
6.00%, 06/15/48 (Call 12/15/47)	70	87,646
6.05%, 06/01/41 (Call 12/01/40)	60	74,035
6.10%, 02/15/42	40	49,215
6.50%, 02/01/42 (Call 08/01/41)	90	115,710
6.63%, 10/15/36	55	70,912
7.50%, 07/01/38	25	34,636
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	24	22,223
5.45%, 06/01/47 (Call 12/01/46)	35	34,007
5.60%, 04/01/44 (Call 10/01/43)	20	19,160
Enterprise Products Operating LLC
4.20%, 01/31/50 (Call 07/31/49)	115	130,167
4.45%, 02/15/43 (Call 08/15/42)	89	102,500
4.80%, 02/01/49 (Call 08/01/48)	99	121,020
4.85%, 08/15/42 (Call 02/15/42)	83	100,740
4.85%, 03/15/44 (Call 09/15/43)	124	149,811
5.10%, 02/15/45 (Call 08/15/44)	104	129,728
5.70%, 02/15/42	70	91,857
5.95%, 02/01/41	97	130,706
6.13%, 10/15/39	65	89,292
6.45%, 09/01/40	85	119,608
7.55%, 04/15/38	56	84,353
EQM Midstream Partners LP, 6.50%, 07/15/48 (Call 01/15/48)	40	46,410
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 09/30/40(f)	200	199,946
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	55	61,781
5.00%, 08/15/42 (Call 02/15/42)	60	70,060
5.00%, 03/01/43 (Call 09/01/42)	60	70,228
5.40%, 09/01/44 (Call 03/01/44)	65	79,932
5.50%, 03/01/44 (Call 09/01/43)	55	67,899
6.38%, 03/01/41	70	93,842
6.55%, 09/15/40	55	75,023
6.95%, 01/15/38	33	45,906
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	80	75,624
3.60%, 02/15/51 (Call 08/15/50)	30	30,283
5.20%, 03/01/48 (Call 09/01/47)	65	80,840
5.30%, 12/01/34 (Call 06/01/34)	85	102,388
5.55%, 06/01/45 (Call 12/01/44)	140	178,779
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	55	58,954
4.20%, 10/03/47 (Call 04/03/47)	20	22,113
Security	Par (000)	Value

Pipelines (continued)
4.25%, 09/15/46 (Call 03/15/46)	$25	$28,585
4.85%, 02/01/49 (Call 08/01/48)	30	36,456
5.15%, 10/15/43 (Call 04/15/43)	45	55,019
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	120	133,493
4.70%, 04/15/48 (Call 10/15/47)	90	103,767
5.20%, 03/01/47 (Call 09/01/46)	70	85,220
5.20%, 12/01/47 (Call 06/01/47)	65	79,296
5.50%, 02/15/49 (Call 08/15/48)	72	91,159
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	60	85,241
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(a)	50	52,352
4.30%, 01/15/49 (Call 07/15/48)(a)	40	48,050
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)	60	66,746
4.95%, 07/13/47 (Call 01/06/47)	45	52,749
5.20%, 07/15/48 (Call 01/15/48)	86	103,951
7.15%, 01/15/51 (Call 07/15/50)	40	59,446
ONEOK Partners LP
6.20%, 09/15/43 (Call 03/15/43)	50	65,642
6.85%, 10/15/37	40	54,584
Phillips 66 Partners LP, 4.90%, 10/01/46 (Call 04/01/46)	60	73,451
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	60	64,471
4.90%, 02/15/45 (Call 08/15/44)	55	60,582
5.15%, 06/01/42 (Call 12/01/41)	45	49,985
Rockies Express Pipeline LLC
6.88%, 04/15/40(a)	20	22,511
7.50%, 07/15/38(a)	25	28,123
Sabal Trail Transmission LLC, 4.68%, 05/01/38 (Call 11/01/37)(a)	65	78,101
Southern Natural Gas Co. LLC, 4.80%, 03/15/47 (Call 09/15/46)(a)	40	48,935
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	60	70,112
5.95%, 09/25/43 (Call 03/25/43)	35	48,459
Targa Resources Partners LP/Targa Resources Partners
Finance Corp., 4.00%, 01/15/32 (Call 07/15/26)(a)	65	67,241
Texas Eastern Transmission LP, 4.15%, 01/15/48 (Call 07/15/47)(a)	64	73,926
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	115	134,443
4.75%, 05/15/38 (Call 11/15/37)	35	41,846
4.88%, 05/15/48 (Call 11/15/47)	65	82,764
5.00%, 10/16/43 (Call 04/16/43)	55	67,873
5.10%, 03/15/49 (Call 09/15/48)	71	94,375
5.60%, 03/31/34	50	62,824
7.25%, 08/15/38	70	105,393
7.63%, 01/15/39	84	130,538
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	40	45,105
4.60%, 03/15/48 (Call 09/15/47)	75	91,536
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/33 (Call 05/01/33)(a)	70	70,180
Western Midstream Operating LP
5.30%, 03/01/48 (Call 09/01/47)	46	53,363
5.45%, 04/01/44 (Call 10/01/43)	30	34,682
5.50%, 08/15/48 (Call 02/15/48)	20	23,332
6.50%, 02/01/50 (Call 08/01/49)	55	62,931

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The)
4.85%, 03/01/48 (Call 09/01/47)	$60	$73,142
4.90%, 01/15/45 (Call 07/15/44)	65	78,729
5.75%, 06/24/44 (Call 12/24/43)	75	97,970
6.30%, 04/15/40	95	128,396
		8,375,083
Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)	35	46,831
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)	25	35,463
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	50	66,076
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)	50	64,654
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(a)	25	26,771
		239,795
Real Estate — 0.0%
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(a)	100	137,895

Real Estate Investment Trusts — 0.7%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	105	98,593
3.00%, 05/18/51 (Call 11/18/50)	155	156,919
American Tower Corp.
3.10%, 06/15/50 (Call 12/15/49)	115	111,687
3.70%, 10/15/49 (Call 04/15/49)	75	80,359
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	20	24,086
4.15%, 07/01/47 (Call 01/01/47)	20	24,983
4.35%, 04/15/48 (Call 10/15/47)	35	45,621
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)	25	27,956
Crown Castle International Corp.
3.25%, 01/15/51 (Call 07/15/50)	81	80,845
4.00%, 11/15/49 (Call 05/15/49)	35	39,156
4.75%, 05/15/47 (Call 11/15/46)	51	63,483
5.20%, 02/15/49 (Call 08/15/48)	45	58,861
Duke Realty LP, 3.05%, 03/01/50 (Call 09/01/49)	10	10,122
Equinix Inc.
2.95%, 09/15/51 (Call 03/15/51)	30	28,642
3.00%, 07/15/50 (Call 01/15/50)	105	100,536
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)	20	24,350
4.50%, 07/01/44 (Call 01/01/44)	50	63,211
4.50%, 06/01/45 (Call 12/01/44)	45	57,510
Essex Portfolio LP, 4.50%, 03/15/48 (Call 09/15/47)	15	18,658
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	65	78,198
Healthpeak Properties Inc., 6.75%, 02/01/41 (Call 08/01/40)	40	60,620
Iron Mountain Inc., 5.63%, 07/15/32 (Call 07/15/26)(a)	50	52,274
Kilroy Realty LP, 2.50%, 11/15/32 (Call 08/15/32)	45	44,207
Kimco Realty Corp.
4.13%, 12/01/46 (Call 06/01/46)	35	40,867
4.25%, 04/01/45 (Call 10/01/44)	50	59,036
4.45%, 09/01/47 (Call 03/01/47)	35	42,716
National Retail Properties Inc.
3.10%, 04/15/50 (Call 10/15/49)	80	79,447
4.80%, 10/15/48 (Call 04/25/48)	15	19,298
Prologis LP
2.13%, 10/15/50 (Call 04/15/50)	40	35,166
3.00%, 04/15/50 (Call 10/15/49)	100	104,107
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	$55	$72,143
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	55	66,160
4.65%, 03/15/49 (Call 09/15/48)	20	25,419
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)	20	20,839
3.80%, 07/15/50 (Call 01/15/50)	80	90,144
4.25%, 10/01/44 (Call 04/01/44)(d)	55	64,885
4.25%, 11/30/46 (Call 05/30/46)	35	41,888
4.75%, 03/15/42 (Call 09/15/41)	25	30,995
6.75%, 02/01/40 (Call 11/01/39)	31	46,080
UDR Inc., 3.10%, 11/01/34 (Call 08/01/34)	60	62,510
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	10	11,802
5.70%, 09/30/43 (Call 03/30/43)	75	101,002
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)	80	87,775
Welltower Inc., 6.50%, 03/15/41 (Call 09/15/40)	60	88,099
Weyerhaeuser Co., 7.38%, 03/15/32	80	113,595
		2,654,850
Retail — 1.3%
7-Eleven Inc., 2.80%, 02/10/51 (Call 08/10/50)(a)	140	131,666
Alimentation Couche-Tard Inc., 4.50%, 07/26/47 (Call 01/26/47)(a)	100	121,001
Asbury Automotive Group Inc., 5.00%, 02/15/32 (Call 11/15/26)(a)	10	10,069
Bath & Body Works Inc.
6.75%, 07/01/36	25	29,979
6.88%, 11/01/35	65	78,200
6.95%, 03/01/33	25	28,408
7.60%, 07/15/37	20	24,032
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	15	13,882
5.17%, 08/01/44 (Call 02/01/44)	45	39,470
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	65	77,036
Dollar General Corp., 4.13%, 04/03/50 (Call 10/03/49)	45	53,139
Dollar Tree Inc.,0.00% 12/01/51 (Call 06/01/51)(c)	10	10,150
Home Depot Inc. (The)
3.13%, 12/15/49 (Call 06/15/49)	45	48,192
3.30%, 04/15/40 (Call 10/15/39)	60	65,158
3.35%, 04/15/50 (Call 10/15/49)	90	100,192
3.50%, 09/15/56 (Call 03/15/56)	65	74,283
3.90%, 06/15/47 (Call 12/15/46)	102	122,422
4.20%, 04/01/43 (Call 10/01/42)	100	121,296
4.25%, 04/01/46 (Call 10/01/45)	135	168,457
4.40%, 03/15/45 (Call 09/15/44)	63	79,405
4.50%, 12/06/48 (Call 06/06/48)	30	39,262
4.88%, 02/15/44 (Call 08/15/43)	59	78,808
5.40%, 09/15/40 (Call 03/15/40)	56	76,895
5.88%, 12/16/36	238	337,917
5.95%, 04/01/41 (Call 10/01/40)	72	104,748
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	45	54,124
Lowe’s Companies Inc.
2.80%, 09/15/41 (Call 03/15/41)	60	59,085
3.00%, 10/15/50 (Call 04/15/50)	140	141,088
3.70%, 04/15/46 (Call 10/15/45)	48	53,449
4.05%, 05/03/47 (Call 11/03/46)	145	169,802
4.38%, 09/15/45 (Call 03/15/45)	23	28,013
4.65%, 04/15/42 (Call 10/15/41)	80	99,080
5.13%, 04/15/50 (Call 10/15/49)	15	20,726
5.50%, 10/15/35(d)	20	26,429

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	$20	$17,541
4.50%, 12/15/34 (Call 06/15/34)	27	26,557
5.13%, 01/15/42 (Call 07/15/41)	15	14,417
6.38%, 03/15/37	10	10,704
6.70%, 07/15/34(a)	10	11,464
McDonald’s Corp.
3.63%, 05/01/43	35	38,549
3.63%, 09/01/49 (Call 03/01/49)	40	44,678
3.70%, 02/15/42	50	55,785
4.20%, 04/01/50 (Call 10/01/49)	50	60,891
4.45%, 03/01/47 (Call 09/01/46)	70	86,743
4.45%, 09/01/48 (Call 03/01/48)	75	93,182
4.60%, 05/26/45 (Call 11/26/44)	70	87,455
4.70%, 12/09/35 (Call 06/09/35)	59	72,474
4.88%, 07/15/40	35	44,430
4.88%, 12/09/45 (Call 06/09/45)	82	106,358
6.30%, 10/15/37	50	71,349
6.30%, 03/01/38	65	93,349
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	55	51,150
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	30	29,709
5.95%, 03/15/43	25	24,904
Starbucks Corp.
3.50%, 11/15/50 (Call 05/15/50)	80	86,890
3.75%, 12/01/47 (Call 06/01/47)	95	105,671
4.30%, 06/15/45 (Call 12/10/44)	30	35,929
4.45%, 08/15/49 (Call 02/15/49)	85	105,607
Target Corp.
3.63%, 04/15/46	54	64,490
3.90%, 11/15/47 (Call 05/15/47)	95	119,222
4.00%, 07/01/42	60	74,267
TJX Companies Inc. (The), 4.50%, 04/15/50 (Call 10/15/49)(d)	40	54,427
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (Call 10/15/49)	81	91,874
4.80%, 11/18/44 (Call 05/18/44)	50	60,509
Walmart Inc., 4.05%, 06/29/48 (Call 12/29/47)	59	76,075
Yum! Brands Inc.
4.63%, 01/31/32 (Call 10/01/26)	70	71,623
5.35%, 11/01/43 (Call 05/01/43)	15	16,341
6.88%, 11/15/37	15	18,859
		4,709,336
Semiconductors — 1.0%
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	70	71,690
4.35%, 04/01/47 (Call 10/01/46)	67	86,634
5.10%, 10/01/35 (Call 04/01/35)	32	41,872
5.85%, 06/15/41	60	88,316
Broadcom Inc.
2.60%, 02/15/33 (Call 11/15/32)(a)	150	144,219
3.50%, 02/15/41 (Call 08/15/40)(a)	190	189,816
3.75%, 02/15/51 (Call 08/15/50)(a)	100	103,356
4.30%, 11/15/32 (Call 08/15/32)	262	291,488
Intel Corp.
3.05%, 08/12/51 (Call 02/12/51)	100	103,627
3.10%, 02/15/60 (Call 08/15/59)	105	107,292
3.25%, 11/15/49 (Call 05/15/49)	65	69,130
3.73%, 12/08/47 (Call 06/08/47)	140	160,999
4.10%, 05/19/46 (Call 11/19/45)	81	97,489
Security	Par (000)	Value

Semiconductors (continued)
4.10%, 05/11/47 (Call 11/11/46)	$90	$108,390
4.25%, 12/15/42	30	36,982
4.60%, 03/25/40 (Call 09/25/39)	20	24,952
4.75%, 03/25/50 (Call 09/25/49)	155	208,776
4.80%, 10/01/41	75	97,835
4.95%, 03/25/60 (Call 09/25/59)	75	106,393
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	20	21,544
5.00%, 03/15/49 (Call 09/15/48)	80	109,668
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	100	102,224
4.88%, 03/15/49 (Call 09/15/48)	70	96,902
Micron Technology Inc.
3.37%, 11/01/41 (Call 05/01/41)	25	25,381
3.48%, 11/01/51 (Call 05/01/51)	25	25,318
NVIDIA Corp.
3.50%, 04/01/40 (Call 10/01/39)	86	97,007
3.50%, 04/01/50 (Call 10/01/49)	155	179,182
3.70%, 04/01/60 (Call 10/01/59)	10	11,988
NXP BV/NXP Funding LLC/NXP USA Inc., 3.25%, 11/30/51 (Call 05/30/51)(a)	30	30,115
QUALCOMM Inc.
3.25%, 05/20/50 (Call 11/20/49)(d)	90	100,149
4.30%, 05/20/47 (Call 11/20/46)	122	155,413
4.65%, 05/20/35 (Call 11/20/34)	32	39,834
4.80%, 05/20/45 (Call 11/20/44)	110	148,839
Texas Instruments Inc.
3.88%, 03/15/39 (Call 09/15/38)	60	71,917
4.15%, 05/15/48 (Call 11/15/47)	120	153,380
		3,508,117
Software — 1.4%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	40	34,830
4.50%, 06/15/47 (Call 12/15/46)	90	108,785
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	40	38,688
Fidelity National Information Services Inc., 4.50%, 08/15/46 (Call 02/15/46)	30	37,070
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	80	95,819
Microsoft Corp.
2.53%, 06/01/50 (Call 12/01/49)	549	544,668
2.68%, 06/01/60 (Call 12/01/59)	319	320,898
2.92%, 03/17/52 (Call 09/17/51)	520	552,692
3.04%, 03/17/62 (Call 09/17/61)	222	242,189
3.45%, 08/08/36 (Call 02/08/36)	57	65,561
3.50%, 02/12/35 (Call 08/12/34)	100	114,874
MSCI Inc., 3.25%, 08/15/33 (Call 08/15/27)(a)	45	44,901
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	205	212,763
3.60%, 04/01/50 (Call 10/01/49)	256	259,169
3.80%, 11/15/37 (Call 05/15/37)	148	157,749
3.85%, 07/15/36 (Call 01/15/36)	115	124,398
3.85%, 04/01/60 (Call 10/01/59)	185	192,696
3.90%, 05/15/35 (Call 11/15/34)	105	114,404
3.95%, 03/25/51 (Call 09/25/50)	175	188,354
4.00%, 07/15/46 (Call 01/15/46)	144	155,504
4.00%, 11/15/47 (Call 05/15/47)	151	162,432
4.13%, 05/15/45 (Call 11/15/44)	155	170,209
4.30%, 07/08/34 (Call 01/08/34)	135	152,699
4.38%, 05/15/55 (Call 11/15/54)	80	91,866
4.50%, 07/08/44 (Call 01/08/44)	71	81,903

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
5.38%, 07/15/40	$154	$193,734
6.13%, 07/08/39	94	128,189
6.50%, 04/15/38	111	155,798
salesforce.com Inc., 2.90%, 07/15/51 (Call 01/15/51)	105	108,812
		4,851,654
Telecommunications — 3.7%
America Movil SAB de CV
6.13%, 03/30/40	229	323,607
6.38%, 03/01/35	156	218,174
AT&T Inc.
2.55%, 12/01/33 (Call 09/01/33)	260	251,508
3.10%, 02/01/43 (Call 08/01/42)	15	14,478
3.50%, 06/01/41 (Call 12/01/40)	245	251,265
3.50%, 09/15/53 (Call 03/15/53)	565	570,667
3.50%, 02/01/61 (Call 08/01/60)	260	254,626
3.55%, 09/15/55 (Call 03/15/55)	600	605,676
3.65%, 06/01/51 (Call 12/01/50)	225	233,478
3.65%, 09/15/59 (Call 03/15/59)	511	518,200
3.80%, 12/01/57 (Call 06/01/57)	440	459,725
3.85%, 06/01/60 (Call 12/01/59)	65	68,142
4.50%, 05/15/35 (Call 11/15/34)	245	282,139
4.65%, 06/01/44 (Call 12/01/43)	120	141,439
4.75%, 05/15/46 (Call 11/15/45)	15	18,244
4.85%, 03/01/39 (Call 09/01/38)	140	167,810
4.90%, 08/15/37 (Call 02/14/37)	140	168,890
4.90%, 06/15/42	55	67,040
5.15%, 02/15/50 (Call 08/14/49)	15	19,221
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50 (Call 02/19/50)(f)	200	199,386
Bell Canada
4.30%, 07/29/49 (Call 01/29/49)	25	30,856
4.46%, 04/01/48 (Call 10/01/47)	110	138,410
Cisco Systems Inc.
5.50%, 01/15/40	110	154,771
5.90%, 02/15/39	154	223,308
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	70	86,168
4.70%, 03/15/37	25	30,087
4.75%, 03/15/42	85	109,335
5.35%, 11/15/48 (Call 05/15/48)	25	34,805
5.45%, 11/15/79 (Call 05/15/79)	20	27,147
5.75%, 08/15/40	61	83,301
5.85%, 11/15/68 (Call 05/15/68)	11	16,656
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)	150	161,958
Deutsche Telekom International Finance BV, 9.25%, 06/01/32	85	136,822
Embarq Corp., 8.00%, 06/01/36	72	79,050
Juniper Networks Inc., 5.95%, 03/15/41	36	47,922
Lumen Technologies Inc.
Series P, 7.60%, 09/15/39	35	37,450
Series U, 7.65%, 03/15/42	35	37,722
Motorola Solutions Inc., 5.50%, 09/01/44	51	66,670
Nokia OYJ, 6.63%, 05/15/39	40	53,772
Orange SA, 5.50%, 02/06/44 (Call 08/06/43)	40	55,058
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)	91	95,858
4.30%, 02/15/48 (Call 08/15/47)	80	91,456
4.35%, 05/01/49 (Call 11/01/48)	63	73,172
4.50%, 03/15/43 (Call 09/15/42)	45	51,964
5.00%, 03/15/44 (Call 09/15/43)	80	98,634
SES Global Americas Holdings GP, 5.30%, 03/25/44(a)	29	33,569
Security	Par (000)	Value

Telecommunications (continued)
Sprint Capital Corp., 8.75%, 03/15/32	$115	$170,091
Telecom Italia Capital SA
6.00%, 09/30/34	65	65,569
6.38%, 11/15/33	45	46,932
7.20%, 07/18/36	65	71,019
7.72%, 06/04/38	68	77,797
Telefonica Emisiones SA
4.90%, 03/06/48	155	187,651
5.21%, 03/08/47	150	187,870
7.05%, 06/20/36	155	222,496
TELUS Corp., 4.30%, 06/15/49 (Call 12/15/48)	60	74,222
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	50	47,706
3.30%, 02/15/51 (Call 08/15/50)	280	273,843
4.38%, 04/15/40 (Call 10/15/39)	195	221,625
4.50%, 04/15/50 (Call 10/15/49)	260	305,755
United States Cellular Corp., 6.70%, 12/15/33	40	48,716
Verizon Communications Inc.
2.99%, 10/30/56 (Call 04/30/56)	613	593,525
3.00%, 11/20/60 (Call 05/20/60)	260	251,137
3.55%, 03/22/51 (Call 09/22/50)	385	422,072
3.85%, 11/01/42 (Call 05/01/42)	140	156,995
4.00%, 03/22/50 (Call 09/22/49)	195	227,269
4.27%, 01/15/36	105	123,822
4.40%, 11/01/34 (Call 05/01/34)	260	304,733
4.50%, 08/10/33	209	246,591
4.75%, 11/01/41	62	77,851
4.81%, 03/15/39	265	332,668
4.86%, 08/21/46	360	473,997
Vodafone Group PLC
4.25%, 09/17/50	105	121,445
4.38%, 02/19/43	88	103,104
4.88%, 06/19/49	160	200,912
5.00%, 05/30/38	135	168,558
5.13%, 06/19/59	30	39,323
5.13%, 06/04/81 (Call 12/04/50)(b)	60	60,778
6.15%, 02/27/37	185	251,298
6.25%, 11/30/32	43	56,914
		13,103,920
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	15	18,381
6.35%, 03/15/40	45	62,903
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	20	23,589
6.20%, 10/01/40	20	25,533
		130,406
Transportation — 1.8%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	10	10,482
3.55%, 02/15/50 (Call 08/15/49)	75	85,393
3.90%, 08/01/46 (Call 02/01/46)	70	82,901
4.05%, 06/15/48 (Call 12/15/47)	80	97,540
4.13%, 06/15/47 (Call 12/15/46)	40	48,884
4.15%, 04/01/45 (Call 10/01/44)	45	54,922
4.15%, 12/15/48 (Call 06/15/48)	61	75,419
4.38%, 09/01/42 (Call 03/01/42)	55	67,663
4.45%, 03/15/43 (Call 09/15/42)	74	91,324
4.55%, 09/01/44 (Call 03/01/44)	65	82,239

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.70%, 09/01/45 (Call 03/01/45)	$10	$13,141
4.90%, 04/01/44 (Call 10/01/43)	59	77,943
5.05%, 03/01/41 (Call 09/01/40)	30	39,397
5.15%, 09/01/43 (Call 03/01/43)	55	74,371
5.40%, 06/01/41 (Call 12/01/40)	65	88,394
5.75%, 05/01/40 (Call 11/01/39)	70	97,394
6.15%, 05/01/37	40	57,820
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	40	37,596
3.20%, 08/02/46 (Call 02/02/46)	55	59,046
3.65%, 02/03/48 (Call 08/03/47)	35	40,232
4.45%, 01/20/49 (Call 07/20/48)	50	64,839
6.20%, 06/01/36	40	56,180
6.25%, 08/01/34	10	13,931
6.38%, 11/15/37	18	26,079
Canadian Pacific Railway Co.
4.80%, 09/15/35 (Call 03/15/35)	35	43,456
4.80%, 08/01/45 (Call 02/01/45)	20	26,058
5.95%, 05/15/37	31	42,558
6.13%, 09/15/2115 (Call 03/15/2115)	53	80,229
CSX Corp.
3.35%, 09/15/49 (Call 03/15/49)	45	48,663
3.80%, 11/01/46 (Call 05/01/46)	53	60,984
3.80%, 04/15/50 (Call 10/15/49)	25	29,323
3.95%, 05/01/50 (Call 11/01/49)	41	49,187
4.10%, 03/15/44 (Call 09/15/43)	48	56,584
4.25%, 11/01/66 (Call 05/01/66)	40	49,914
4.30%, 03/01/48 (Call 09/01/47)	70	86,028
4.40%, 03/01/43 (Call 09/01/42)	36	43,419
4.50%, 08/01/54 (Call 02/01/54)	40	51,683
4.65%, 03/01/68 (Call 09/01/67)	35	46,643
4.75%, 05/30/42 (Call 11/30/41)	50	62,843
5.50%, 04/15/41 (Call 10/15/40)	35	47,355
6.00%, 10/01/36	50	69,346
6.15%, 05/01/37	30	42,393
6.22%, 04/30/40	40	57,940
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 01/25/47 (Call 07/25/46)(f)	200	231,462
FedEx Corp.
3.90%, 02/01/35	46	51,605
4.05%, 02/15/48 (Call 08/15/47)	80	91,414
4.10%, 04/15/43	40	45,359
4.10%, 02/01/45	65	73,103
4.40%, 01/15/47 (Call 07/15/46)	67	79,846
4.55%, 04/01/46 (Call 10/01/45)	36	43,714
4.75%, 11/15/45 (Call 05/15/45)	103	128,037
4.90%, 01/15/34	25	30,490
4.95%, 10/17/48 (Call 04/17/48)	65	84,035
5.10%, 01/15/44	68	87,367
Indian Railway Finance Corp. Ltd., 3.95%, 02/13/50(f)	200	195,058
Kansas City Southern
3.50%, 05/01/50 (Call 11/01/49)	25	27,438
4.20%, 11/15/69 (Call 05/15/69)	41	49,741
4.30%, 05/15/43 (Call 11/15/42)	45	53,510
4.70%, 05/01/48 (Call 11/01/47)	40	50,734
4.95%, 08/15/45 (Call 02/15/45)	35	46,069
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(f)	200	228,984
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)	25	25,768
3.16%, 05/15/55 (Call 11/15/54)	78	81,302
Security	Par (000)	Value

Transportation (continued)
3.94%, 11/01/47 (Call 05/01/47)	$84	$99,360
3.95%, 10/01/42 (Call 04/01/42)	96	111,650
4.05%, 08/15/52 (Call 02/15/52)	55	66,730
4.10%, 05/15/49 (Call 11/15/48)	55	66,783
4.65%, 01/15/46 (Call 07/15/45)	75	96,478
4.84%, 10/01/41	40	51,304
Polar Tankers Inc., 5.95%, 05/10/37(a)	30	37,281
Union Pacific Corp.
3.38%, 02/01/35 (Call 08/01/34)	85	92,861
3.55%, 08/15/39 (Call 02/15/39)	50	55,847
3.55%, 05/20/61 (Call 11/20/60)	45	50,745
3.60%, 09/15/37 (Call 03/15/37)	71	80,152
3.75%, 02/05/70 (Call 08/05/69)	90	104,737
3.80%, 10/01/51 (Call 04/01/51)	89	104,903
3.84%, 03/20/60 (Call 09/20/59)	102	121,006
3.88%, 02/01/55 (Call 08/01/54)	45	53,235
4.00%, 04/15/47 (Call 10/15/46)	55	66,283
4.05%, 11/15/45 (Call 05/15/45)	55	66,266
4.05%, 03/01/46 (Call 09/01/45)	25	30,091
4.10%, 09/15/67 (Call 03/15/67)	70	86,659
4.30%, 03/01/49 (Call 09/01/48)	65	82,090
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	55	62,545
3.63%, 10/01/42	45	51,991
3.75%, 11/15/47 (Call 05/15/47)	87	104,877
4.25%, 03/15/49 (Call 09/15/48)	15	19,517
4.88%, 11/15/40 (Call 05/15/40)	55	72,742
5.30%, 04/01/50 (Call 10/01/49)	90	134,080
6.20%, 01/15/38	110	160,222
Walmart Inc., 2.65%, 09/22/51 (Call 03/22/51)	200	206,650
XPO CNW Inc., 6.70%, 05/01/34	25	30,454
		6,510,311
Trucking & Leasing — 0.0%
GATX Corp., 5.20%, 03/15/44 (Call 09/15/43)	50	64,221

Water — 0.1%
American Water Capital Corp.
3.45%, 05/01/50 (Call 11/01/49)	40	43,770
3.75%, 09/01/47 (Call 03/01/47)	45	51,431
4.20%, 09/01/48 (Call 03/01/48)	60	73,592
4.30%, 12/01/42 (Call 06/01/42)	45	55,111
4.30%, 09/01/45 (Call 03/01/45)	60	74,721
6.59%, 10/15/37	55	80,664
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	35	37,166
4.28%, 05/01/49 (Call 11/01/48)	45	54,939
		471,394
Total Corporate Bonds & Notes — 52.5%
(Cost: $178,432,759)		187,947,460

Foreign Government Obligations(g)

Angola — 0.0%
Angolan Government International Bond, 9.38%, 05/08/48(f)	200	182,580

Argentina — 0.4%
Argentina Bonar Bonds
1.13%, 07/09/35(e)	1,300	339,563
2.00%, 01/09/38(e)	575	167,975
2.50%, 07/09/41(e)	75	21,125

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Argentina (continued)
Argentine Republic Government International Bond
1.13%, 07/09/35 (Call 12/31/21)(e)	$1,040	$293,956
1.13%, 07/09/46 (Call 12/31/21)(e)	45	12,833
2.00%, 01/09/38 (Call 12/31/21)(e)	600	198,912
2.50%, 07/09/41 (Call 12/31/21)(e)	515	159,526
Provincia de Buenos Aires/Government Bonds, 3.90%, 09/01/37(e)(f)	400	155,296
		1,349,186
Bahrain — 0.0%
Bahrain Government International Bond, 6.00%, 09/19/44(f)	200	177,114

Bermuda — 0.0%
Bermuda Government International Bond, 3.38%, 08/20/50 (Call 02/20/50)(f)	10	9,900

Brazil — 0.2%
Brazilian Government International Bond 4.75%, 01/14/50 (Call 07/14/49)	200	171,710
5.00%, 01/27/45(d)	200	180,238
5.63%, 01/07/41	200	197,168
5.63%, 02/21/47	200	194,032
7.13%, 01/20/37	100	117,162
		860,310
Chile — 0.3%
Chile Government International Bond
3.10%, 05/07/41 (Call 11/07/40)	200	197,348
3.10%, 01/22/61 (Call 07/22/60)	200	186,870
3.25%, 09/21/71 (Call 03/21/71)	200	187,350
3.50%, 01/25/50 (Call 07/25/49)	200	206,932
3.63%, 10/30/42	150	159,727
		938,227
China — 0.1%
China Government International Bond, 2.75%, 12/03/39(f)	200	212,442

Colombia — 0.3%
Colombia Government International Bond
4.13%, 05/15/51 (Call 11/15/50)	200	162,318
5.00%, 06/15/45 (Call 12/15/44)	200	182,888
5.63%, 02/26/44 (Call 08/26/43)	200	196,144
6.13%, 01/18/41	400	416,916
7.38%, 09/18/37	200	233,650
		1,191,916
Costa Rica — 0.0%
Costa Rica Government International Bond, 7.00%, 04/04/44(f)	200	190,208

Dominican Republic — 0.2%
Dominican Republic International Bond
4.88%, 09/23/32(f)	150	149,507
5.88%, 01/30/60(f)	300	279,384
6.40%, 06/05/49(f)	150	153,139
6.85%, 01/27/45(f)	100	107,554
7.45%, 04/30/44(f)	100	115,592
		805,176
Ecuador — 0.1%
Ecuador Government International Bond
0.50%, 07/31/40(e)(f)	200	117,054
1.00%, 07/31/35(e)(f)	475	307,016
		424,070
	Par
Security	(000)	Value

Egypt — 0.2%
Egypt Government International Bond
7.50%, 02/16/61(f)	$200	$154,612
8.50%, 01/31/47(f)	200	170,030
8.70%, 03/01/49(f)	200	170,940
8.88%, 05/29/50(f)	200	172,510
		668,092
El Salvador — 0.0%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/20/49)(f)	200	120,918
7.65%, 06/15/35(f)	50	31,274
8.25%, 04/10/32(f)	50	33,611
		185,803
Ghana — 0.1%
Ghana Government International Bond
7.88%, 02/11/35(f)	200	152,090
8.88%, 05/07/42(f)	200	156,556
		308,646
Guatemala — 0.1%
Guatemala Government Bond, 5.38%, 04/24/32 (Call 01/24/32)(f)	200	220,032

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	100	163,470

Indonesia — 0.6%
Indonesia Government International Bond
3.05%, 03/12/51	200	193,790
4.20%, 10/15/50	200	223,794
4.35%, 01/11/48	200	225,472
4.45%, 04/15/70	200	230,698
4.63%, 04/15/43(f)	200	229,894
5.25%, 01/17/42(f)	200	245,826
5.25%, 01/08/47(f)	200	251,654
6.63%, 02/17/37(f)	100	136,780
7.75%, 01/17/38(f)	100	149,856
8.50%, 10/12/35(f)	130	203,898
		2,091,662
Israel — 0.3%
Israel Government AID Bond, 5.50%, 09/18/33	40	55,890
Israel Government International Bond
3.88%, 07/03/50	200	230,230
4.50%, 01/30/43	200	253,120
State of Israel, 3.80%, 05/13/60(f)	400	456,952
		996,192
Italy — 0.1%
Republic of Italy Government International Bond, 4.00%, 10/17/49	300	338,145

Jamaica — 0.1%
Jamaica Government International Bond, 7.88%, 07/28/45	200	275,708

Kazakhstan — 0.1%
Kazakhstan Government International Bond, 4.88%, 10/14/44(f)	200	245,208

Kenya — 0.1%
Republic of Kenya Government International Bond, 8.00%, 05/22/32(f)	200	212,192

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lebanon — 0.0%
Lebanon Government International Bond
7.00%, 03/23/32(f)(h)(i)	$150	$16,875
7.25%, 03/23/37(f)(h)(i)	50	6,018
		22,893
Mexico — 0.7%
Mexico Government International Bond
3.75%, 04/19/71 (Call 10/19/70)	200	175,552
3.77%, 05/24/61 (Call 11/24/60)	200	180,950
4.50%, 01/31/50 (Call 07/31/49)	200	206,834
4.60%, 01/23/46	200	210,176
4.60%, 02/10/48	200	209,540
4.75%, 04/27/32 (Call 01/27/32)	200	223,848
4.75%, 03/08/44	250	268,782
5.00%, 04/27/51 (Call 10/27/50)	200	222,074
5.55%, 01/21/45	75	88,706
5.75%, 10/12/2110	150	170,040
6.05%, 01/11/40	200	245,792
6.75%, 09/27/34	160	210,861
		2,413,155
Morocco — 0.0%
Morocco Government International Bond, 4.00%, 12/15/50(f)	200	174,966

Nigeria — 0.1%
Nigeria Government International Bond
7.63%, 11/28/47(f)	200	171,690
7.88%, 02/16/32(f)	200	190,740
		362,430
Oman — 0.1%
Oman Government International Bond
7.00%, 01/25/51(f)	200	198,254
7.38%, 10/28/32(f)	200	223,148
		421,402
Panama — 0.2%
Panama Government International Bond
3.87%, 07/23/60 (Call 01/23/60)	200	193,260
4.30%, 04/29/53	200	209,348
4.50%, 05/15/47 (Call 11/15/46)	200	214,852
4.50%, 04/16/50 (Call 10/16/49)	200	214,236
6.70%, 01/26/36	50	65,768
		897,464
Paraguay — 0.1%
Paraguay Government International Bond, 6.10%, 08/11/44(f)	200	235,718

Peru — 0.3%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	100	90,749
2.78%, 12/01/60 (Call 06/01/60)	100	84,996
3.00%, 01/15/34 (Call 10/15/33)	155	152,729
3.23%, 07/28/2121 (Call 01/28/2121)	100	82,954
5.63%, 11/18/50	150	204,099
6.55%, 03/14/37	100	134,130
8.75%, 11/21/33	127	195,705
		945,362
Philippines — 0.3%
Philippine Government International Bond
2.65%, 12/10/45	200	185,366
2.95%, 05/05/45	200	193,412
3.95%, 01/20/40	300	329,889
6.38%, 01/15/32	165	219,297
Security	Par (000)	Value

Philippines (continued)
6.38%, 10/23/34	$100	$137,450
		1,065,414
Qatar — 0.4%
Qatar Government International Bond
4.40%, 04/16/50(f)	400	490,632
4.82%, 03/14/49(f)	400	517,508
5.10%, 04/23/48(f)	400	534,212
		1,542,352
Romania — 0.1%
Romanian Government International Bond
4.00%, 02/14/51(f)	100	97,392
5.13%, 06/15/48(f)	50	56,965
6.13%, 01/22/44(f)	100	127,050
		281,407
Russia — 0.3%
Russian Foreign Bond-Eurobond
5.10%, 03/28/35(f)	200	236,730
5.25%, 06/23/47(f)	400	507,296
5.63%, 04/04/42(f)	200	260,554
		1,004,580
Saudi Arabia — 0.6%
Saudi Government International Bond
2.25%, 02/02/33(f)	200	193,456
3.45%, 02/02/61(f)	200	198,678
3.75%, 01/21/55(f)	200	210,484
4.50%, 10/26/46(f)	400	465,284
4.63%, 10/04/47(f)	200	237,254
5.00%, 04/17/49(f)	400	500,336
5.25%, 01/16/50(f)	200	260,174
		2,065,666
Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33(f)	200	200,380

South Africa — 0.1%
Republic of South Africa Government International Bond
5.00%, 10/12/46	200	172,164
5.75%, 09/30/49	200	185,550
		357,714
South Korea — 0.1%
Korea International Bond, 3.88%, 09/20/48	200	265,266

Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	95	132,785
Inter-American Development Bank
3.20%, 08/07/42	50	59,199
3.88%, 10/28/41	30	39,003
4.38%, 01/24/44	35	49,024
International Bank for Reconstruction & Development, 4.75%, 02/15/35	80	107,095
		387,106
Turkey — 0.3%
Turkey Government International Bond
4.88%, 04/16/43	200	150,976
5.75%, 05/11/47	200	160,432
6.00%, 01/14/41	300	249,324
6.63%, 02/17/45(d)	200	175,370
6.75%, 05/30/40(d)	100	90,171
6.88%, 03/17/36	135	126,321
7.25%, 03/05/38(d)	50	48,695

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Turkey (continued)
8.00%, 02/14/34	$50	$52,128
		1,053,417
Ukraine — 0.1%
Ukraine Government International Bond
7.25%, 03/15/33(f)	200	186,342
7.38%, 09/25/32(f)	200	189,070
		375,412
United Arab Emirates — 0.4%
Abu Dhabi Government International Bond
3.13%, 09/30/49(f)	400	407,176
3.88%, 04/16/50(f)	200	232,336
4.13%, 10/11/47(f)	200	238,832
Emirate of Dubai Government International Bonds, 5.25%, 01/30/43(f)	200	228,756
Finance Department Government of Sharjah, 4.00%, 07/28/50(f)	200	179,470
		1,286,570
Uruguay — 0.2%
Uruguay Government International Bond
4.98%, 04/20/55	175	223,802
5.10%, 06/18/50	250	324,585
7.63%, 03/21/36	100	149,711
		698,098

Total Foreign Government Obligations — 7.8%
(Cost: $29,019,654)		28,103,051

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	50	66,990

California — 0.9%
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	50	83,419
Series S-1, 7.04%, 04/01/50(d)	50	90,778
Series S-3, 6.91%, 10/01/50	125	229,707
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	100	171,669
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	50	73,082
Foothill-Eastern Transportation Corridor Agency RB, Series A, 4.09%, 01/15/49 (Call 01/15/30)	100	107,397
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	100	175,796
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	100	133,307
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	50	82,394
Los Angeles Department of Water & Power System Revenue RB BAB, Series A, 5.72%, 07/01/39	50	70,910
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	150	199,214
Regents of the University of California Medical Center Pooled Revenue RB, Series N, Class A, 3.26%, 05/15/60
(Call 11/15/59)(d)	65	73,073
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series F, 6.58%, 05/15/49	150	231,118
Security	Par (000)	Value

California (continued)
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	$100	$154,684
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	50	76,196
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	100	123,078
State of California GO, 4.60%, 04/01/38 (Call 04/01/28)	100	115,457
State of California GO BAB
7.30%, 10/01/39	185	295,447
7.50%, 04/01/34	145	223,592
7.55%, 04/01/39	100	168,350
7.60%, 11/01/40	145	252,443
University of California RB
Series AQ, 4.77%, 05/15/2115	50	75,413
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	50	51,232
University of California RB BAB, 5.77%, 05/15/43	50	70,403
		3,328,159
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	20	31,985

Connecticut — 0.1%
State of Connecticut GO, Series A, 5.85%, 03/15/32(d)	100	130,545

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB, Series A, 4.81%, 10/01/2114	50	77,832

Georgia — 0.1%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	93	145,442
Project M, Series 2010-A, 6.66%, 04/01/57	49	78,746
		224,188
Illinois — 0.2%
Chicago O’Hare International Airport RB, Series C, 4.57%, 01/01/54	100	144,473
Metropolitan Water Reclamation District of Greater Chicago GOL BAB, 5.72%, 12/01/38	55	76,029
State of Illinois GO, 5.10%, 06/01/33	425	495,907
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	100	127,724
		844,133
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority RB, Class D, 3.05%, 07/01/40 (Call 01/01/40)	50	52,085
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	50	71,063
		123,148
Massachusetts — 0.1%
Commonwealth of Massachusetts GOL, Series D, 2.66%, 09/01/39	99	103,228
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	100	137,710
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	25	34,616
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	50	70,632
		346,186
Michigan — 0.1%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	100	106,560

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
University of Michigan RB, Series B, 2.44%, 04/01/40
(Call 10/01/39)	$100	$102,478
		209,038
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.23%, 05/15/50 (Call 11/15/49)	100	115,477

New Jersey — 0.2%
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	150	248,421
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	50	76,294
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	100	161,384
Rutgers The State University of New Jersey RB, Series P, 3.92%, 05/01/2119 (Call 11/01/2118)	100	122,737
		608,836
New York — 0.4%
City of New York NY GO BAB, Series C-1, 5.52%, 10/01/37	100	132,372
Metropolitan Transportation Authority RB BAB, 7.34%, 11/15/39	150	245,589
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	50	67,849
5.57%, 11/01/38	50	67,190
New York City Water & Sewer System RB BAB, 5.44%, 06/15/43	100	147,953
New York State Dormitory Authority RB, Series F, 3.11%, 02/15/39	100	108,051
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	100	129,524
New York State Thruway Authority RB, Series M, 3.50%, 01/01/42 (Call 01/01/30)	75	79,803
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	55	67,959
Port Authority of New York & New Jersey RB
Series 168, 4.93%, 10/01/51	80	114,177
Series 174, 4.46%, 10/01/62	150	209,509
Series 181, 4.96%, 08/01/46	50	68,634
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	70	71,754
		1,510,364
Ohio — 0.2%
American Municipal Power Inc. RB BAB
Series B, 7.83%, 02/15/41	125	210,702
Series B, 8.08%, 02/15/50	50	95,410
Ohio State University (The) RB, Series A, 4.80%, 06/01/2111	75	120,140
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	100	137,500
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	25	29,337
		593,089
Oregon — 0.1%
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	100	135,998

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB, Series B, 6.73%, 07/01/43	40	58,823
	Par
Security	(000)	Value

Texas — 0.4%
City of Houston TX GOL, Series A, 6.29%, 03/01/32	45	55,696
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
5.72%, 02/01/41	25	35,461
5.81%, 02/01/41	50	73,882
Dallas Area Rapid Transit RB BAB, Series B, 6.00%, 12/01/44	100	150,132
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	30	42,640
Dallas Fort Worth International Airport RB, Series C, Class C, 2.92%, 11/01/50	100	103,499
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 12/31/21) (PSF)	40	40,984
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	150	157,442
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	50	85,517
State of Texas GO BAB
5.52%, 04/01/39	50	72,187
Series A, 4.68%, 04/01/40	100	134,639
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	100	116,564
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	50	50,144
Texas Transportation Commission State Highway Fund RB, 4.00%, 10/01/33	75	90,331
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	150	204,509
		1,413,627
Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50 (Call 03/01/50)	50	48,653
Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	45	63,603
		112,256
Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	50	68,925

Total Municipal Debt Obligations — 2.8%
(Cost: $8,843,113)		9,999,599

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 0.9%
Federal Home Loan Banks, 5.50%, 07/15/36	290	424,316
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	375	544,038
Federal National Mortgage Association, Series 2019-M4, Class A2, 3.61%, 02/25/31	300	347,186
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1514, Class A2, 2.86%, 10/25/34 (Call 10/25/34)	500	541,515
Tennessee Valley Authority
3.50%, 12/15/42	50	59,655
4.65%, 06/15/35	75	97,873
5.25%, 09/15/39	65	93,342
5.38%, 04/01/56	500	841,770
5.88%, 04/01/36	200	296,070
Series B, 4.70%, 07/15/33	40	51,699
		3,297,464

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

U.S. Government Obligations — 34.4%
U.S. Treasury Note/Bond
1.13%, 05/15/40	$4,230	$3,751,481
1.13%, 08/15/40	9,450	8,357,344
1.25%, 05/15/50	600	524,719
1.38%, 11/15/40	12,350	11,389,016
1.38%, 08/15/50	8,850	7,985,742
1.63%, 11/15/50	7,170	6,875,358
1.75%, 08/15/41	1,750	1,718,008
1.88%, 02/15/41	910	912,844
1.88%, 02/15/51	6,100	6,201,984
1.88%, 11/15/51	1,600	1,631,500
2.00%, 02/15/50	3,450	3,604,172
2.00%, 08/15/51	3,400	3,560,969
2.25%, 05/15/41	1,000	1,064,687
2.25%, 08/15/46	2,922	3,155,760
2.25%, 08/15/49	200	219,875
2.38%, 11/15/49	2,660	3,003,722
2.38%, 05/15/51	3,300	3,743,437
2.50%, 02/15/45	3,930	4,402,214
2.50%, 02/15/46	895	1,008,973
2.50%, 05/15/46	1,750	1,974,766
2.75%, 08/15/42	400	461,563
2.75%, 11/15/42	325	375,324
2.75%, 08/15/47	950	1,131,391
2.75%, 11/15/47	3,500	4,173,750
2.88%, 05/15/43	2,150	2,532,969
2.88%, 11/15/46	150	181,430
2.88%, 05/15/49	100	123,609
3.00%, 02/15/47	450	557,016
3.00%, 02/15/48	7,250	9,061,367
3.00%, 08/15/48	3,560	4,461,125
3.00%, 02/15/49	955	1,204,046
3.13%, 11/15/41	600	730,500
3.13%, 02/15/42	800	975,750
3.13%, 02/15/43	500	610,703
3.13%, 08/15/44	1,050	1,295,273
3.13%, 05/15/48	2,885	3,692,349
3.38%, 05/15/44	1,450	1,852,828
3.63%, 08/15/43	2,950	3,880,172
3.75%, 11/15/43	2,300	3,085,234
3.88%, 08/15/40	150	200,414
4.25%, 05/15/39	300	416,906
	Par/
	Shares
Security	(000)	Value

U.S. Government Obligations (continued)
4.38%, 11/15/39	$1,530	2,160,647
4.38%, 05/15/40	895	1,269,502
4.50%, 08/15/39	1,025	1,467,832
5.00%, 05/15/37	1,500	2,217,656
		123,205,927
Total U.S. Government & Agency Obligations — 35.3%
(Cost: $121,029,465)		126,503,391

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(j)(k)(l)	4,958	4,957,989

Total Short-Term Investments — 1.4%
(Cost: $4,957,989)		4,957,989

Total Investments in Securities — 99.8%
(Cost: $342,282,980)		357,511,490

Other Assets, Less Liabilities — 0.2%		567,543

Net Assets — 100.0%		$358,079,033

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.

(d)	All or a portion of this security is on loan.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(g)	U.S. dollar denominated security issued by foreign domiciled entity.

(h)	Issuer filed for bankruptcy and/or is in default.

(i)	Non-income producing security.

(j)	Affiliate of the Fund.

(k)	Annualized 7-day yield as of period end.

(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$13,300,089	$—	$(8,342,100	)(a)	$—	$—	$4,957,989	4,958	$20,658	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
November 30, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$187,947,460	$—	$187,947,460
Foreign Government Obligations	—	28,103,051	—	28,103,051
Municipal Debt Obligations	—	9,999,599	—	9,999,599
U.S. Government & Agency Obligations	—	126,503,391	—	126,503,391
Money Market Funds	4,957,989	—	—	4,957,989
	$4,957,989	$352,553,501	$—	$357,511,490

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond	RB	Revenue Bond
GO	General Obligation	SOFR	Secured Overnight Financing Rate
GOL	General Obligation Limited
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
PSF	Permanent School Fund